UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Global Dividend Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 01/31/2013

Item 1 – Report to Stockholders

JANUARY 31, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK ®

BlackRock Funds II

„   BlackRock Global Dividend Income Portfolio

„   BlackRock Multi-Asset Income Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS II	JANUARY 31, 2013

Dear Shareholder

Financial markets have substantially improved over the past year, providing investors with considerable relief compared to where things were during the global turmoil seen in 2011. Despite a number of headwinds, higher-risk asset classes boasted strong returns as investors sought meaningful yields in the ongoing low-interest-rate environment.

Rising investor confidence drove equity markets higher in early 2012, while climbing US Treasury yields pressured higher-quality fixed income assets. The second quarter, however, brought a market reversal as Europe’s debt crisis boiled over once again. Political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a euro collapse. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. But as the outlook for the global economy worsened, investors grew increasingly optimistic that the world’s largest central banks would soon intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer. Policy relief came in early September, when the ECB announced its decision to support the eurozone’s troubled peripheral countries with unlimited purchases of short term sovereign debt. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by accommodative monetary policy, risk assets weakened in the fall. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China, where a once-a-decade leadership change compounded uncertainty. In the United States, stocks slid on lackluster corporate earnings reports and market volatility rose during the lead up to the US Presidential election. In the post-election environment, investors grew increasingly concerned over automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013 (known as the “fiscal cliff”). There was widespread fear that the fiscal cliff would push the nation into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that bipartisan gridlock would preclude a timely budget deal triggered higher levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the United States averted the worst of the fiscal cliff with a last-minute tax deal; however, decisions relating to spending cuts and the debt ceiling continue to weigh on investors’ minds.

Investors shook off the nerve-wracking finale to 2012 and began the New Year with a powerful equity rally. Key indicators signaled broad-based improvements in the world’s major economies, particularly China. In the United States, economic data was mixed, but pointed to a continued recovery. The risk of inflation remained low and the US Federal Reserve showed no signs of curtailing its stimulus programs. Additionally, January saw the return of funds that investors had pulled out of the market in late 2012 amid uncertainty about tax-rate increases ahead of the fiscal cliff deadline. In fixed income markets, rising US Treasuries yields dragged down higher-quality asset classes, while high yield bonds continued to benefit from investor demand for yield in the low-rate environment.

On the whole, riskier asset classes outperformed lower-risk investments for the 6- and 12-month periods ended January 31, 2013. International equities were the strongest performers. US stocks and high yield bonds also generated significant returns. Emerging market equities were particularly volatile, but still posted gains for both the 6- and 12-month periods. US Treasury yields remained low, but experienced increasing volatility in recent months. Rising yields near the end of the period resulted in negative returns for Treasuries and investment-grade bonds for the 6-month period. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

While investors continue to face a host of unknowns, we believe new opportunities abound. BlackRock was built to provide the global market insight, breadth of capabilities, unbiased investment advice and deep risk management expertise these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite a number of headwinds, higher-risk asset classes boasted strong returns as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	9.91%	16.78%
US small cap equities (Russell 2000® Index)	15.51	15.47
International equities (MSCI Europe, Australasia, Far East Index)	18.61	17.25
Emerging market equities (MSCI Emerging Markets Index)	13.11	7.64
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.07	0.11
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	(2.90)	1.28
US investment grade bonds (Barclays US Aggregate Bond Index)	(0.29)	2.59
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	5.50
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.37	13.87

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2013	BlackRock Global Dividend Income Portfolio

Investment Objective

BlackRock Global Dividend Income Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally.

On February 12, 2013, the Board of Directors (the “Board”) of BlackRock Funds II approved a change to the Fund’s investment objective to become effective April 8, 2013. Effective April 8, 2013, the Fund will expand its investment objective to include “long-term capital appreciation” as an additional consideration.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2013, the Fund underperformed its benchmark, the MSCI All Country World Index.

What factors influenced performance?

•

The Fund’s lower risk profile led to its underperformance versus the benchmark index. A bias toward the more defensive, lower-yielding sectors hindered results in an environment where cyclical stocks generated the stronger returns. An underweight to the financials sector, which was the Fund’s most significant relative weighting versus the benchmark index, was particularly detrimental. Financial stocks outperformed other index sectors during this period in which equity market returns were largely influenced by liquidity injections and commitments from global central banks.

•

Contributing positively to relative performance was the Fund’s under- weight to information technology, which was primarily attributable to not owning Apple, Inc. Stock selection in the health care sector also had a positive impact on performance, with notable contributions from Sanofi SA (France) and Roche Holding AG (Switzerland).

Describe recent portfolio activity.

•

During the six-month period, the Fund continued to maintain a generally low level of turnover and did not make significant changes to its sector allocations. The Fund rotated back into some telecommunication services names that had been trimmed earlier in 2012 on the back of strong performance. Also during the period, the Fund sold its position in NTT DoCoMo, Inc. (Japan) and used the proceeds to purchase Atlas Copco AB, a Swedish materials supply company.

Describe portfolio positioning at period end.

•

As of period end, economic indicators suggested that the world was in a low-growth environment, but likely to avoid a “double-dip” recession. In this environment, the Fund continues to seek to invest in high-quality, dividend-paying companies with sustainable business models, strong financial positions and above-average dividend yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	JANUARY 31, 2013

BlackRock Global Dividend Income Portfolio

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]   Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the US (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the US). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.

[3]	This unmanaged index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2013

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.69%	15.35%	N/A	4.77%	N/A
Investor A	7.58	15.00	8.97%	4.51	3.36%
Investor C	7.12	14.16	13.16	3.72	3.72
MSCI All Country World Index	13.43	14.80	N/A	0.86	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 7, 2008.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,076.90	$4.34	$1,000.00	$1,021.02	$4.23	0.83%
Investor A	$1,000.00	$1,075.80	$5.65	$1,000.00	$1,019.76	$5.50	1.08%
Investor C	$1,000.00	$1,071.20	$9.55	$1,000.00	$1,015.98	$9.30	1.83%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JANUARY 31, 2013	5

Fund Summary as of January 31, 2013	BlackRock Multi-Asset Income Portfolio

Investment Objective

BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2013, the Fund outperformed its custom blended benchmark comprised of 50% MSCI World Index/50% Barclays US Aggregate Bond Index.

What factors influenced performance?

•

The Fund outperformed its custom blended benchmark with a significantly lower level of volatility. The largest contributors to Fund performance included exposure to global developed-market equities and emerging market equities. Despite mixed macroeconomic data and ongoing fiscal policy debates in the United States, risk assets, primarily equities, rallied during most of the period, driven by positive US housing data, strong corporate balance sheets and global central bank support. The Fund’s exposure to high yield bonds and emerging market debt also had a positive impact. As interest rates remained low, investors continued to pour into higher-yielding asset classes, causing spreads in credit sectors to tighten to multi-year lows.

•

Detracting from performance was the Fund’s move to an overweight in investment grade bonds (relative to the custom blended benchmark) in the later part of the period in order to position itself for potentially heightened volatility around year-end US fiscal cliff negotiations. This cautious positioning was ultimately detrimental as equities and risk assets generally outperformed over the last several months of the period. In addition, the Fund held no exposure to real estate investment trusts, which rallied along with other risk assets during the period.

•

In seeking to achieve its investment objective, during the period, the Fund sourced income from a variety of asset classes, regions and sectors. The main contributor to overall portfolio yield was the Fund’s allocation to high yield bonds. The Fund’s preferred stock holdings also contributed a meaningful level of yield as the asset class has continued to exhibit attractive income characteristics.

Describe recent portfolio activity.

•

As credit spreads in higher-yielding sectors continued to tighten and valuations became less attractive throughout the second half of 2012, the Fund shifted its positioning in favor of assets offering more attractive risk-adjusted yield opportunities. Most notably, the Fund invested in Asian high yield debt. Also during the period, the Fund increased its allocation to investment grade bonds to better position itself for heightened volatility. Within equities, the Fund remained cautious overall but added exposure to emerging market equities given their attractive dividend growth rates and valuations relative to developed equities.

•

With respect to derivatives strategies, the Fund tactically managed risk by purchasing S&P 500 put options at the beginning of the reporting period, which helped protect performance when global equity markets dipped in the middle of the period. As market volatility increased toward the end of 2012, the Fund introduced a covered call strategy on several underlying equity positions as an additional way to generate portfolio yield.

Describe portfolio positioning at period end.

•

Given ongoing uncertainty about the US debt situation, political strife around taxes and spending, and a less-than-stellar outlook for global economic growth, the Fund was positioned conservatively relative to the custom blended benchmark at period end. The Fund was allocated across a number of diverse income-producing asset classes including investment grade bonds, high yield bonds, global developed market equities, preferred securities, emerging market equities, emerging market debt, bank loans, master limited partnerships and non-agency mortgage- backed securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS II	JANUARY 31, 2013

BlackRock Multi-Asset Income Portfolio

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2] The Fund may invest up to 80% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also invest significantly in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”). The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Portfolio.

[3]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[4]	This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.

[5]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Barclays US Aggregate Bond Index (50%).

[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2013

		Average Annual Total Returns[7]
		1 Year		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	7.26%	12.08%	N/A	6.47%	N/A
Investor A	7.12	11.83	5.97%	6.20	5.03%
Investor C	6.62	10.96	9.96	5.40	5.40
MSCI World Index	13.47	15.91	N/A	0.90	N/A
Barclays US Aggregate Bond Index	(0.29)	2.59	N/A	5.57	N/A
50% MSCI World Index/50% Barclays US Aggregate Bond Index	6.44	9.32	N/A	3.78	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 7, 2008.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[10]
	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[9]	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$1,072.60	$2.87	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	$1,000.00	$1,071.20	$4.18	$1,000.00	$1,021.17	$4.08	0.80%
Investor C	$1,000.00	$1,066.20	$8.07	$1,000.00	$1,017.39	$7.88	1.55%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[10]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JANUARY 31, 2013	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guaran- tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 3 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2012 and held through January 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK FUNDS II	JANUARY 31, 2013

Fund Information as of January 31, 2013

BlackRock Global Dividend Income Portfolio

Ten Largest Holdings	Percent of Long-Term Investments

Pfizer, Inc.	3%
Roche Holding AG	3
Novartis AG	3
Imperial Tobacco Group Plc	3
Johnson & Johnson	3
Sanofi SA	3
The Coca-Cola Co	3
GlaxoSmithKline Plc	3
Hennes & Mauritz AB, B Shares	2
Nestle SA	2

Geographic Allocation	Percent of Long-Term Investments

United States	38%
United Kingdom	22
Switzerland	9
France	7
Sweden.	5
Taiwan	4
Canada	3
Belgium	2
Hong Kong	2
Netherlands	2
Singapore	2
Other[1]	4

[1]	Other includes a 1% or less investment in each of the following countries: Brazil, Finland, Italy and Japan.

BlackRock Multi-Asset Income Portfolio

Ten Largest Holdings	Percent of Long-Term Investments

iShares Barclays Intermediate Credit Bond Fund	6%
iShares Barclays 1-3 Year Credit Bond Fund	5
iShares iBoxx $ Investment Grade Corporate Bond Fund	.4
iShares iBoxx $ High Yield Corporate Bond Fund	4
Countrywide Alternative Loan Trust	2
Vanguard Intermediate-Term Corporate Bond ETF	2
Vanguard Short-Term Corporate Bond ETF	1
Plains All American Pipeline LP - MLP	1
MarkWest Energy Partners LP - MLP	1
Access Midstream Partners LP - MLP	1

Portfolio Composition	Percent of Long-Term Investments

Corporate Bonds	29%
Common Stocks	26
Investment Companies	22
Preferred Securities	9
Floating Rate Loan Interests	6
Non-Agency Mortgage-Backed Securities	3
Equity-Linked Notes	3
Asset-Backed Securities	2

BLACKROCK FUNDS II	JANUARY 31, 2013	9

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Global Dividend Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.6%
Anheuser-Busch InBev NV	237,584	$20,904,553
Brazil — 1.1%
Souza Cruz SA	887,228	14,680,575
Canada — 3.2%
National Bank of Canada	163,220	12,980,359
Rogers Communications, Inc., Class B	639,097	29,699,364

		42,679,723
Finland — 1.1%
Kone Oyj, Class B	177,551	14,646,997
France — 6.7%
Eutelsat Communications SA	612,045	21,024,408
Legrand SA	410,231	18,610,892
Sanofi SA	375,668	36,622,204
Total SA	259,179	14,045,419

		90,302,923
Hong Kong — 1.6%
Power Assets Holdings Ltd.	2,458,500	21,302,190
Italy — 1.0%
ENI SpA	561,702	14,029,851
Japan — 1.0%
Canon, Inc.	378,600	13,786,805
Netherlands — 2.3%
Royal Dutch Shell Plc, B Shares	855,570	31,097,196
Singapore — 2.4%
DBS Group Holdings Ltd.	1,613,000	19,495,033
Singapore Telecommunications Ltd.	4,640,000	13,113,803

		32,608,836
Sweden — 5.1%
Atlas Copco AB, A Shares	511,632	14,575,062
Hennes & Mauritz AB, B Shares	878,205	32,313,857
Svenska Handelsbanken AB, A Shares	545,462	22,287,616

		69,176,535
Switzerland — 8.4%
Nestle SA	456,554	32,058,075
Novartis AG	572,651	38,926,791
Roche Holding AG	191,233	42,269,973

		113,254,839
Taiwan — 3.9%
Chunghwa Telecom Co. Ltd. - ADR	444,151	14,199,507
Far EasTone Telecommunications Co. Ltd.	5,490,500	13,969,334
Taiwan Mobile Co. Ltd.	3,794,000	13,499,497
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	650,122	11,533,164

		53,201,502

Common Stocks	Shares	Value
United Kingdom — 21.3%
BHP Billiton Plc	641,854	$22,010,288
British American Tobacco Plc	575,991	29,935,042
Diageo Plc	1,075,059	32,002,377
GlaxoSmithKline Plc	1,469,562	33,614,542
HSBC Holdings Plc	2,086,800	23,631,438
Imperial Tobacco Group Plc	1,029,575	38,283,755
Reckitt Benckiser Group Plc	333,235	22,200,682
TESCO Plc	4,793,726	27,092,239
Unilever Plc	673,576	27,436,969
Vodafone Group Plc	11,682,651	31,883,686

		288,091,018
United States — 37.8%
Altria Group, Inc.	473,109	15,934,311
AT&T, Inc.	824,847	28,696,427
Chevron Corp.	250,935	28,895,165
The Coca-Cola Co.	957,053	35,640,654
Emerson Electric Co.	386,943	22,152,487
Genuine Parts Co.	381,266	25,937,526
Johnson & Johnson	503,476	37,216,946
Kraft Foods Group, Inc.	579,761	26,796,553
Lorillard, Inc.	652,146	25,479,344
McDonald’s Corp.	321,878	30,671,755
Merck & Co., Inc.	380,968	16,476,866
Microsoft Corp.	947,411	26,025,380
PepsiCo, Inc.	244,624	17,820,858
Pfizer, Inc.	1,607,771	43,859,993
Philip Morris International, Inc.	278,126	24,519,588
Reynolds American, Inc.	386,516	16,998,974
U.S. Bancorp	613,000	20,290,300
United Parcel Service, Inc., Class B	167,816	13,306,131
United Technologies Corp.	342,731	30,012,954
Verizon Communications, Inc.	546,640	23,838,970

		510,571,182
Total Long-Term Investments (Cost — $1,155,203,200) — 98.5%		1,330,334,725

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)	45,374,712	45,374,712
Total Short-Term Securities (Cost — $45,374,712) — 3.3%		45,374,712
Total Investments (Cost — $1,200,577,912) — 101.8%		1,375,709,437
Liabilities in Excess of Other Assets — (1.8)%		(24,927,453)

Net Assets — 100.0%		$1,350,781,984

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR     American Depositary Receipts

CDO     Collateralized Debt Obligation

CLO      Collateralized Loan Obligation

CNH     Chinese Offshore Yuan

CNY      Chinese Yuan

DIP       Debtor In Possession

ETF       Exchange Traded Fund

EUR     Euro

FKA Formerly Known As GBP British Pound GDR Global Depositary Receipts JPY Japanese Yen MLP Master Limited Partnership SEK Swedish Krona SGD Singapore Dollar USD US Dollar

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Global Dividend Income Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at January 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional
Class	28,550,221	16,824,491	45,374,712	$19,791	$171

(b)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,871,743	USD	2,948,932	UBS AG	2/01/13	$19,640
USD	61,759,267	GBP	38,554,000	UBS AG	2/07/13	615,152
USD	16,551,689	SEK	112,420,000	Deutsche Bank AG	2/14/13	(1,125,381)
JPY	3,840,818,000	GBP	29,049,417	JPMorgan Chase & Co.	3/07/13	(4,053,085)
Total						$(4,543,674)

•

Fair Value Measurements— Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	11

Schedule of Investments (concluded)	BlackRock Global Dividend Income Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$20,904,553	—	$20,904,553
Brazil	$14,680,575	—	—	14,680,575
Canada	42,679,723	—	—	42,679,723
Finland	—	14,646,997	—	14,646,997
France	—	90,302,923	—	90,302,923
Hong Kong	—	21,302,190	—	21,302,190
Italy	—	14,029,851	—	14,029,851
Japan	—	13,786,805	—	13,786,805
Netherlands	—	31,097,196	—	31,097,196
Singapore	—	32,608,836	—	32,608,836
Sweden	—	69,176,535	—	69,176,535
Switzerland	—	113,254,839	—	113,254,839
Taiwan	25,732,671	27,468,831	—	53,201,502
United Kingdom	—	288,091,018	—	288,091,018
United States	510,571,182	—	—	510,571,182
Short-Term Securities	45,374,712	—	—	45,374,712

Total	$639,038,863	$736,670,574	—	$1,375,709,437

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$19,640	$615,152	—	$634,792
Liabilities:
Foreign currency exchange contracts	—	(5,178,466)	—	(5,178,466)

Total	$19,640	$(4,563,314)	—	$(4,543,674)

[1]   Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$193	—	—	$193
Liabilities:
Bank overdraft	—	$(701,300)	—	(701,300)

Total	$193	$(701,300)	—	$(701,107)

There were no transfers between levels during the six months ended January 31, 2013.

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Alm Loan Funding, Series 2012-7A, Class C, 4.80%, 10/19/24 (a)(b)	USD 1,000	$953,800

Apidos CDO, Series 2012-11A, Class D, 4.74%, 1/17/23 (a)(b)	1,600	1,473,600
Carlyle Global Market Strategies CLO:
Series 2012-4A, Class D, 4.89%, 1/20/25 (a)(b)	600	589,200
Series 2013-1A, Class C, 4.00%, 2/14/25 (a)(b)	1,000	1,000,000
Cavalry CLO Ltd., Series 2A, Class D, 4.30%, 1/17/24 (a)(b)	2,500	2,433,250
Cent CLO LP, Series 2013-17A, Class C, 3.80%, 1/30/25 (a)(b)	1,000	932,100
Conseco Financial Corp., Series 1995-5, Class M1, 7.65%, 9/15/26 (b)	67	67,372
Galaxy CLO Ltd., Series 2012-14A, Class D, 4.71%, 11/15/24 (a)(b)	2,000	2,000,000
GSAA Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)	6,131	3,625,034
ING Investment Management Co., Series 2012-4A, Class C, 4.73%, 10/15/23 (a)(b)	1,700	1,637,780
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (c)	1,068	687,747
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (b)	225	244,821
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.56%, 1/15/24 (a)(b)	2,000	1,873,800
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.85%, 1/19/25 (a)(b)	4,000	3,877,126
OZLM Funding Ltd., Series 2013-3A, Class C, 4.20%, 1/22/25 (a)(b)	3,500	3,412,850
Regatta Funding LP, Series 2013-2A, Class C, 4.80%, 1/15/25 (a)(b)	1,750	1,688,575
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.56%, 1/17/25 (a)(b)	4,000	3,908,000
Venture CDO Ltd., Series 2012-12A, Class D, 4.01%, 2/28/24 (a)(b)	750	654,375
Total Asset-Backed Securities — 1.6%		31,059,430

Common Stocks	Shares
Aerospace & Defense — 0.3%
United Technologies Corp.	64,281	5,629,087
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	29,844	2,366,331
Automobiles — 0.1%
Tata Motors Ltd. - ADR	82,167	2,270,274

Common Stocks	Shares	Value
Beverages — 1.4%
Anheuser-Busch InBev NV	46,643	$4,104,027
Cia Cervecerias Unidas SA - ADR	33,235	1,061,858
Cia de Bebidas das Americas - ADR	35,802	1,684,842
The Coca-Cola Co.	172,518	6,424,570
Diageo Plc	203,208	6,049,100
Fomento Economico Mexicano SAB de CV - ADR	6,910	745,520
PepsiCo, Inc.	50,720	3,694,952
Thai Beverage Pcl	7,446,000	3,163,814

		26,928,683
Capital Markets — 0.1%
CETIP SA - Mercados Organizados	88,808	1,117,152
Chemicals — 0.1%
Uralkali OJSC - GDR	50,134	1,920,132
Commercial Banks — 1.9%
Banco de Chile	10,080,732	1,676,914
Banco de Chile, T Shares (d)	353,116	54,020
Banco do Brasil SA	261,389	3,202,798
Bank Mandiri Persero Tbk PT	1,873,500	1,741,733
Bank of China Ltd., H Shares	5,576,000	2,747,380
Credicorp Ltd.	13,621	2,134,819
DBS Group Holdings Ltd.	50,000	604,310
Grupo Financiero Santander Mexico SAB de CV - ADR, Class B (d)	82,561	1,283,824
HSBC Holdings Plc	347,600	3,936,308
Komercni Banka AS	6,265	1,268,443
National Bank of Canada	32,016	2,546,129
Sberbank of Russia - ADR	170,376	2,509,638
Siam Commercial Bank Pcl	266,400	1,599,707
Standard Bank Group Ltd.	164,310	2,137,763
Svenska Handelsbanken AB, A Shares	106,520	4,352,415
U.S. Bancorp	108,821	3,601,975

		35,398,176
Commercial Services & Supplies — 0.0%
Multiplus SA	34,101	732,931
Construction Materials — 0.0%
Cimsa Cimento Sanayi ve Ticaret AS	136,419	795,050
Distributors — 0.3%
Genuine Parts Co.	75,041	5,105,039
Diversified Financial Services — 0.4%
BM&FBovespa SA	618,981	4,333,038
Bolsa Mexicana de Valores SAB de CV	1,351,551	3,417,517

		7,750,555
Diversified Telecommunication Services — 0.9%
AT&T Inc.	144,491	5,026,842
Chunghwa Telecom Co. Ltd. - ADR	61,003	1,950,266
Singapore Telecommunications Ltd.	710,000	2,006,638

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Telekomunikasi Indonesia Persero Tbk PT	3,376,500	$3,381,753
Verizon Communications, Inc.	92,022	4,013,079

		16,378,578
Electric Utilities — 0.2%
EDP - Energias do Brasil SA	265,552	1,625,570
Power Assets Holdings Ltd.	311,870	2,702,263

		4,327,833
Electrical Equipment — 0.4%
Emerson Electric Co.	78,862	4,514,850
Legrand SA	81,684	3,705,747

		8,220,597
Electronic Equipment, Instruments & Components — 0.1%
Delta Electronics, Inc.	577,000	2,090,481
Energy Equipment & Services — 0.3%
Seadrill Partners LLC - MLP	154,678	4,477,928
Tenaris SA - ADR	42,303	1,779,687

		6,257,615
Food & Staples Retailing — 0.4%
CP ALL Pcl	669,900	1,050,300
The Spar Group Ltd.	142,179	1,870,567
TESCO Plc	872,546	4,931,284

		7,852,151
Food Products — 1.0%
AVI Ltd.	127,117	777,344
Kraft Foods Group, Inc.	102,990	4,760,198
Nestle SA	94,089	6,606,693
Unilever Plc	125,661	5,118,586
Want Want China Holdings Ltd.	1,359,000	1,800,449

		19,063,270
Gas Utilities — 0.2%
Cia de Gas de Sao Paulo	49,764	1,444,427
Perusahaan Gas Negara Persero Tbk PT	4,780,000	2,294,785

		3,739,212
Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	58,454	5,570,082
NagaCorp Ltd.	2,138,000	1,687,364
Sands China Ltd.	422,800	2,133,609

		9,391,055
Household Durables — 0.1%
Coway Co. Ltd.	58,500	2,541,084
Household Products — 0.5%
Kimberly-Clark de Mexico SAB de CV, A Shares	1,488,996	4,196,021
Reckitt Benckiser Group Plc	67,985	4,529,276

		8,725,297
Industrial Conglomerates — 0.1%
Alliance Global Group, Inc.	2,273,500	1,057,041
Insurance — 0.3%
Hyundai Marine & Fire Insurance Co. Ltd.	63,480	1,952,708
Powszechny Zaklad Ubezpieczen SA	26,033	3,431,160
Sanlam Ltd.	168,495	855,011

		6,238,879

Common Stocks	Shares	Value
Machinery — 0.4%
Atlas Copco AB, A Shares	97,406	$2,774,843
Kone Oyj, Class B	34,569	2,851,755
Turk Traktor ve Ziraat Makineleri AS	38,782	1,091,484

		6,718,082
Media — 0.5%
BEC World Pcl	1,122,200	2,721,773
Eutelsat Communications SA	121,083	4,159,332
Media Nusantara Citra Tbk PT	6,084,192	1,485,223

		8,366,328
Metals & Mining — 0.9%
BHP Billiton Ltd.	103,994	4,090,279
China Hongqiao Group Ltd.	3,099,500	1,638,672
Hi-Crush Partners LP - MLP	318,761	5,390,249
Koza Altin Isletmeleri AS	88,442	2,176,824
MMC Norilsk Nickel OJSC - ADR	81,685	1,623,081
Vale SA - ADR	135,647	2,690,297

		17,609,402
Multiline Retail — 0.1%
Woolworths Holdings Ltd.	238,807	1,696,874
Office Electronics — 0.1%
Canon, Inc.	70,900	2,581,840
Oil, Gas & Consumable Fuels — 6.3%
Access Midstream Partners LP - MLP	333,549	12,167,868
Bangchak Petroleum Pcl	671,400	810,642
Chevron Corp.	55,456	6,385,758
China Petroleum & Chemical Corp., H Shares	2,644,000	3,207,946
China Shenhua Energy Co. Ltd., H Shares	515,000	2,214,561
DCP Midstream Partners LP - MLP	106,045	4,783,690
Delek Logistics Partners LP - MLP	150,138	3,887,073
Dragon Oil Plc	113,701	1,024,269
Enbridge Energy Partners LP - MLP	112,764	3,380,665
Energy Transfer Partners LP - MLP	111,510	5,239,855
ENI SpA	112,142	2,801,015
Enterprise Products Partners LP - MLP	117,166	6,639,797
Genesis Energy LP - MLP	146,919	5,919,367
Kinder Morgan Energy Partners LP - MLP	27,586	2,452,395
Lukoil OAO - ADR	86,465	5,845,034
MarkWest Energy Partners LP - MLP	227,954	12,587,620
ONEOK Partners LP - MLP	54,178	3,229,009
Plains All American Pipeline LP - MLP	253,649	13,367,302
PTT Pcl	86,400	988,153
Royal Dutch Shell Plc, A Shares	172,246	6,105,875
S-Oil Corp.	17,643	1,587,103
Total SA	51,743	2,804,055
Tupras Turkiye Petrol Rafinerileri AS	46,639	1,286,498
Western Gas Partners LP - MLP	92,548	4,865,248
Williams Partners LP - MLP	108,073	5,483,624

		119,064,422
Personal Products — 0.2%
Natura Cosmeticos SA	119,572	3,224,454
Pharmaceuticals — 2.5%
GlaxoSmithKline Plc	287,568	6,577,788
Johnson & Johnson	96,581	7,139,268
Merck & Co., Inc.	65,421	2,829,458

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Novartis AG	106,100	$7,212,303
Pfizer, Inc.	317,483	8,660,936
Roche Holding AG	36,847	8,144,628
Sanofi SA	72,359	7,053,957

		47,618,338
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	169,000	579,116
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	374,449	6,642,725

		7,221,841
Software — 0.5%
Microsoft Corp.	334,077	9,177,095
Specialty Retail — 0.4%
The Foschini Group Ltd.	126,842	1,660,368
Hennes & Mauritz AB, B Shares	170,232	6,263,745

		7,924,113
Textiles, Apparel & Luxury Goods — 0.1%
Bosideng International Holdings Ltd.	6,270,000	1,778,801
Tobacco — 1.7%
Altria Group, Inc.	99,005	3,334,488
British American Tobacco Plc	108,196	5,623,094
Imperial Tobacco Group Plc	198,119	7,366,864
Lorillard, Inc.	125,514	4,903,832
Philip Morris International, Inc.	55,629	4,904,253
Reynolds American, Inc.	69,157	3,041,525
Souza Cruz SA	167,170	2,766,089

		31,940,145
Transportation Infrastructure — 0.7%
CCR SA	465,687	4,805,719
China Merchants Holdings International Co. Ltd.	540,000	1,913,986
Copa Holdings SA, Class A	19,166	2,100,594
Grupo Aeroportuario del Sureste SAB de CV - ADR	18,656	2,227,713
Jasa Marga Persero Tbk PT	2,067,500	1,167,021

		12,215,033
Wireless Telecommunication Services — 1.7%
Advanced Info Service Pcl	324,700	2,288,976
America Movil SAB de CV, Series L - ADR	30,485	767,003
ENTEL Chile SA	55,837	1,210,098
Far EasTone Telecommunications Co. Ltd.	1,839,402	4,679,942
Mobile Telesystems OJSC - ADR	94,792	1,863,611
Philippine Long Distance Telephone Co. - ADR	59,249	4,080,479
Rogers Communications, Inc., Class B	118,363	5,500,426
Taiwan Mobile Co. Ltd.	721,611	2,567,577
Turkcell Iletisim Hizmetleri AS	218,766	1,367,173
Vodacom Group Ltd.	115,904	1,612,120
Vodafone Group Plc	1,987,789	5,424,971

		31,362,376
Total Common Stocks — 26.2%		494,395,647

Corporate Bonds	Par (000)		Value
Advertising — 0.1%
Affinion Group, Inc., 7.88%, 12/15/18	USD	495	$398,475
inVentiv Health, Inc.:
9.00%, 1/15/18 (a)		1,290	1,323,863
10.00%, 8/15/18 (a)		800	704,000

			2,426,338
Aerospace & Defense — 0.2%
Bombardier, Inc., 4.25%, 1/15/16 (a)		975	1,004,250
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		1,024	1,021,440
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		500	550,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		830	910,925
Sequa Corp., 7.00%, 12/15/17 (a)		680	685,100
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20 (a)		332	347,770

			4,519,485
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		1,250	1,300,389
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		1,185	1,179,075
Continental Airlines, Inc., 6.75%, 9/15/15 (a)		850	892,500
U.S. Airways Pass-Through Trust:
Series 2012-1, Class C, 9.13%, 10/01/15		140	148,400
Series 2012-2, Class B, 6.75%, 12/03/22		310	322,400

			3,842,764
Auto Components — 0.2%
Gajah Tunggal Tbk PT, 7.75%, 2/06/18		2,100	2,096,010
GT 2005 Bonds BV, 8.00%, 7/21/14 (c)		2,000	2,000,000
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		100	109,250

			4,205,260
Automobiles — 0.0%
Jaguar Land Rover Automotive Plc, 5.63%, 2/01/23 (a)		465	474,300
Beverages — 0.0%
Constellation Brands, Inc., 6.00%, 5/01/22		280	315,000
Building Products — 0.1%
Ainsworth Lumber Co. Ltd, 7.50%, 12/15/17 (a)		625	667,187
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		250	275,625
USG Corp., 9.75%, 1/15/18		290	339,300

			1,282,112
Capital Markets — 0.4%
Jefferies Group, Inc., 6.50%, 1/20/43		2,000	2,036,084
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,499,629
UBS AG, 7.63%, 8/17/22		4,000	4,394,964

			7,930,677
Chemicals — 1.2%
Ashland, Inc., 4.75%, 8/15/22 (a)		1,150	1,181,625

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Axiall Corp., 4.88%, 5/15/23 (a)	USD	481	$484,607
Celanese U.S. Holdings LLC:
5.88%, 6/15/21		400	449,000
4.63%, 11/15/22		185	191,013
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		1,016	1,022,350
Fufeng Group Co. Ltd., 7.63%, 4/13/16		3,000	2,970,000
Huntsman International LLC:
4.88%, 11/15/20		1,558	1,573,580
8.63%, 3/15/21		555	635,475
Ineos Finance Plc, 7.50%, 5/01/20 (a)		125	134,688
LyondellBasell Industries NV:
6.00%, 11/15/21		200	235,000
5.75%, 4/15/24		3,835	4,439,013
Momentive Performance Materials, Inc., 8.88%, 10/15/20		1,020	1,050,600
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		220	233,200
Perstorp Holding AB, 8.75%, 5/15/17 (a)		225	234,563
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (a)		302	317,100
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,475	1,506,344
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (a)		724	716,760
Tronox Finance LLC, 6.38%, 8/15/20 (a)		3,405	3,422,025
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		997	1,026,910

			21,823,853
Commercial Banks — 1.1%
Axis Bank Ltd., 5.13%, 9/05/17		3,000	3,190,059
Bank of India, 6.25%, 2/16/21		3,000	3,326,184
CIT Group, Inc.:
5.00%, 5/15/17		110	117,425
5.25%, 3/15/18		410	438,700
6.63%, 4/01/18 (a)		1,195	1,338,400
5.50%, 2/15/19 (a)		1,400	1,498,000
5.00%, 8/15/22		250	264,031
ICICI Bank Ltd., 4.70%, 2/21/18		4,000	4,198,992
Macquarie Bank Ltd., 10.25%, 6/20/57		3,000	3,390,000
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)		3,000	3,040,674

			20,802,465
Commercial Services & Supplies — 1.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		3,211	3,435,770
ARAMARK Holdings Corp., 8.63%, 5/01/16 (a)(e)		600	614,256
Aviation Capital Group Corp.:
7.13%, 10/15/20 (a)		3,750	4,108,013
6.75%, 4/06/21 (a)		2,500	2,715,175
Ceridian Corp., 8.88%, 7/15/19 (a)		2,005	2,235,575
Clean Harbors, Inc., 5.25%, 8/01/20		252	263,340
Covanta Holding Corp., 6.38%, 10/01/22		575	627,533
HD Supply, Inc.:
8.13%, 4/15/19 (a)		483	546,997
11.00%, 4/15/20 (a)		1,810	2,158,425
7.50%, 7/15/20 (a)		2,876	2,840,050
11.50%, 7/15/20 (a)		1,370	1,578,925
Igloo Holdings Corp., 8.25%, 12/15/17 (a)(e)		1,087	1,108,740
Laureate Education, Inc., 9.25%, 9/01/19 (a)		1,330	1,449,700
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		22	23,375

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies (concluded)
Mobile Mini, Inc., 7.88%, 12/01/20	USD 2,861	$3,161,405
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA:
8.50%, 5/15/18	222	233,100
9.00%, 4/15/19	3,020	3,186,100
7.88%, 8/15/19	190	209,000
9.88%, 8/15/19	1,000	1,092,500
5.75%, 10/15/20	3,625	3,706,563
6.88%, 2/15/21	400	429,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	608	635,360

		36,358,902
Computers & Peripherals — 0.0%
EMC Corp., Series B, 1.75%, 12/01/13	251	388,109
Consumer Finance — 0.0%
Credit Acceptance Corp., 9.13%, 2/01/17	500	546,250
Containers & Packaging — 0.5%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (a)	425	467,500
9.13%, 10/15/20 (a)	525	576,187
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc.:
7.00%, 11/15/20 (a)	3,040	3,062,800
4.88%, 11/15/22 (a)	772	768,140
Berry Plastics Corp., 9.75%, 1/15/21	1,970	2,309,825
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)	1,443	1,421,355
Pactiv LLC, 7.95%, 12/15/25	723	683,235
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)	185	203,500

		9,492,542
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17 (a)	35	37,056
Diversified Consumer Services — 0.1%
ServiceMaster Co., 8.00%, 2/15/20	2,290	2,427,400
Diversified Financial Services — 1.3%
Aircastle Ltd.:
6.75%, 4/15/17	90	99,000
6.25%, 12/01/19	254	274,320
Ally Financial, Inc., 8.00%, 11/01/31	3,797	4,798,459
Big Will Investments Ltd., 10.88%, 4/29/16	3,000	3,268,407
CNG Holdings, Inc., 9.38%, 5/15/20 (a)	920	929,200
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1:
Class A, 6.50%, 5/30/21 (a)	255	268,168
Class A, 5.13%, 11/30/24 (a)	270	290,250
Hero Asia Investment Ltd., 5.25%, 12/31/49	1,500	1,484,801
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	2,430	2,603,137
Leighton Finance USA Property Ltd.:
5.95%, 11/13/22	4,800	5,106,720
5.95%, 11/13/22 (a)	2,000	2,140,000
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)	273	276,413
SSG Resources Ltd., 4.25%, 10/04/22	3,000	3,095,403

		24,634,278
Diversified Telecommunication Services — 1.1%
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15	1,000	580,000

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Consolidated Communications Finance Co., 10.88%, 6/01/20 (a)	USD	155	$175,150
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (a)		2,670	2,856,900
6.63%, 12/15/22 (a)		189	192,071
Intelsat Luxembourg SA:
11.25%, 2/04/17		720	763,200
11.50%, 2/04/17 (e)		3,010	3,190,823
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)		160	174,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		3,460	3,771,400
7.00%, 6/01/20 (a)		1,091	1,156,460
PCCW-HKT Capital No. 4 Ltd., 5.75%, 4/17/22		2,000	2,182,498
Telefonica Emisiones SAU, 7.05%, 6/20/36		4,000	4,438,304
tw Telecom Holdings, Inc., 5.38%, 10/01/22		285	299,250

			19,780,056
Electric Utilities — 0.0%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	350	481,405
Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 9/01/22 (a)	USD	627	645,810
General Cable Corp., 5.75%, 10/01/22 (a)		1,540	1,620,850

			2,266,660
Energy Equipment & Services — 0.3%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		166	167,660
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21		650	690,625
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		2,221	2,298,735
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		170	175,525
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		230	241,500
Key Energy Services, Inc., 6.75%, 3/01/21 (a)		360	360,000
Oil States International, Inc., 5.13%, 1/15/23 (a)		1,017	1,029,713
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		200	218,000
SESI LLC, 7.13%, 12/15/21		485	539,563

			5,721,321
Food & Staples Retailing — 0.1%
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,095,000
Rite Aid Corp., 9.25%, 3/15/20		780	867,750

			1,962,750

Corporate Bonds	Par (000)		Value
Food Products — 0.1%
Del Monte Corp., 7.63%, 2/15/19	USD	151	$157,418
Post Holdings, Inc., 7.38%, 2/15/22		715	793,650
Smithfield Foods, Inc., 6.63%, 8/15/22		1,121	1,227,495

			2,178,563
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC/DJO Finance Corp., 9.88%, 4/15/18 (a)		360	384,300
Hologic, Inc., 6.25%, 8/01/20 (a)		2,622	2,818,650

			3,202,950
Health Care Providers & Services — 2.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		835	895,537
Biomet, Inc.:
6.50%, 8/01/20 (a)		2,836	2,977,800
6.50%, 10/01/20 (a)		2,425	2,461,375
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		295	310,488
7.13%, 7/15/20		1,991	2,150,280
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		2,541	2,668,050
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18 (a)		859	955,637
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (a)		500	541,250
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (a)		1,717	1,858,653
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		700	798,000
Hanger, Inc., 7.13%, 11/15/18		770	827,750
HCA Holdings, Inc., 6.25%, 2/15/21		1,024	1,077,760
HCA, Inc.:
6.50%, 2/15/20		2,825	3,142,813
5.88%, 3/15/22		2,208	2,401,200
4.75%, 5/01/23		3,310	3,330,687
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		1,256	1,274,840
INC Research LLC, 11.50%, 7/15/19 (a)		1,600	1,688,000
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (a)		1,740	1,674,750
Omnicare, Inc., 7.75%, 6/01/20		1,010	1,131,200
PSS World Medical, Inc., 6.38%, 3/01/22		549	673,897
Tenet Healthcare Corp.:
10.00%, 5/01/18		910	1,059,013
6.25%, 11/01/18		1,250	1,371,875
8.88%, 7/01/19		1,710	1,932,300
6.75%, 2/01/20		1,530	1,598,850
4.75%, 6/01/20 (a)		477	479,981
4.50%, 4/01/21 (a)		844	830,285
Vanguard Health Holding Co. II LLC/Vanguard
Holding Co. II, Inc.:
7.75%, 2/01/19 (a)		505	533,406
7.75%, 2/01/19		500	528,125

			41,173,802

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/15	USD	2,000	$1,800,000
11.25%, 6/01/17		773	827,110
10.00%, 12/15/18		164	111,725
8.50%, 2/15/20		354	355,770
9.00%, 2/15/20 (a)		675	688,500
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		230	243,800
Choice Hotels International, Inc., 5.75%, 7/01/22		1,270	1,409,700
MCE Finance Ltd., 5.00%, 2/15/21 (a)		895	895,000
MGM Resorts International:
4.25%, 4/15/15		1,235	1,338,431
8.63%, 2/01/19		2,138	2,437,320
MTR Gaming Group, Inc., 11.50%, 8/01/19 (e)		848	898,589
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		2,730	2,716,350
Station Casinos LLC, 3.66%, 6/18/18		468	418,860
Travelport LLC, 4.94%, 9/01/14 (b)		400	360,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22		1,046	1,111,375

			15,612,530
Household Durables — 0.6%
Beazer Homes USA, Inc., 6.63%, 4/15/18		370	395,900
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		485	511,675
DR Horton, Inc., 4.38%, 9/15/22		320	318,400
K Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (a)		975	1,072,500
9.13%, 11/15/20 (a)		135	148,838
KB Home, 7.50%, 9/15/22		183	204,960
Libbey Glass, Inc., 6.88%, 5/15/20		1,507	1,621,909
PulteGroup, Inc., 6.38%, 5/15/33		85	87,338
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,156,613
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		2,165	2,424,800
Standard Pacific Corp.:
10.75%, 9/15/16		295	366,906
8.38%, 1/15/21		2,435	2,897,650
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (a)		274	279,480
William Lyon Homes, Inc., 8.50%, 11/15/20 (a)		335	358,450

			11,845,419
Household Products — 0.1%
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (a)		741	788,239
6.63%, 11/15/22 (a)		210	226,800
Spectrum Brands, Inc., 6.75%, 3/15/20 (a)		329	355,320

			1,370,359
Independent Power Producers & Energy Traders — 1.2%
Calpine Corp.:
7.50%, 2/15/21 (a)		1,254	1,360,590
7.88%, 1/15/23 (a)		1,050	1,160,250
DPL, Inc.:
6.50%, 10/15/16		300	315,000
7.25%, 10/15/21		1,070	1,152,925
Enel Finance International NV, 6.00%, 10/07/39 (a)		1,000	978,560

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)	USD	675	$722,250
10.00%, 12/01/20		8,519	9,775,553
GenOn REMA LLC:
9.24%, 7/02/17		590	650,332
9.68%, 7/02/26		575	623,875
Mirant Mid-Atlantic LLC Pass-Through Trust, Class B, 9.13%, 6/30/17		147	164,731
NRG Energy, Inc.:
7.63%, 1/15/18		1,724	1,935,190
7.88%, 5/15/21		500	560,000
6.63%, 3/15/23 (a)		1,120	1,201,200
Perusahaan Listrik Negara PT, 5.25%, 10/24/42		1,500	1,485,000
Power Grid Corp. of India Ltd., 3.88%, 1/17/23		600	584,160

			22,669,616
Industrial Conglomerates — 0.3%
Hutchison Whampoa International Ltd., 6.00%, 12/31/49 (b)		3,000	3,172,500
Shandong International Hong Kong Ltd., 5.80%, 12/07/15	CNY	10,300	1,668,650

			4,841,150
Insurance — 0.5%
AON Plc, 4.25%, 12/12/42 (a)	USD	1,500	1,423,555
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		2,162	2,156,595
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		175	185,500
Nippon Life Insurance Co., 5.00%, 10/18/42 (a)(b)		5,025	5,127,066

			8,892,716
Internet Software & Services — 0.2%
IAC/InterActiveCorp., 4.75%, 12/15/22 (a)		341	338,443
Pacnet Ltd., 9.25%, 11/09/15		1,200	1,251,000
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,560	1,739,400
10.13%, 7/01/20		490	569,625

			3,898,468
IT Services — 0.3%
313 Group, Inc.:
6.38%, 12/01/19 (a)		1,313	1,286,740
8.75%, 12/01/20 (a)		3,065	3,003,700
WEX, Inc., 4.75%, 2/01/23 (a)		1,498	1,494,255

			5,784,695
Machinery — 0.4%
Dematic SA DH Services Luxembourg S.a.r.l., 7.75%, 12/15/20 (a)		120	122,700
H&E Equipment Services, Inc., 7.00%, 9/01/22 (a)		1,372	1,498,910
The Manitowoc Co., Inc., 5.88%, 10/15/22		1,250	1,262,500
Sparkle Assets Ltd., 6.88%, 1/30/20		4,000	3,890,200
Terex Corp., 6.00%, 5/15/21		545	570,887

			7,345,197

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media — 1.7%
Aerospace Satellite Corp. Holding BV, 12.75%, 11/16/15	USD	3,230	$3,561,075
AMC Networks, Inc.:
7.75%, 7/15/21		1,565	1,788,013
4.75%, 12/15/22		281	281,000
Cablevision Systems Corp., 5.88%, 9/15/22		1,250	1,229,687
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		1,765	1,747,350
5.13%, 2/15/23		795	783,075
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		1,520	1,208,400
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (a)		525	549,937
Cinemark USA, Inc., 5.13%, 12/15/22 (a)		179	181,238
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		1,276	1,209,010
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		2,825	2,952,125
6.50%, 11/15/22 (a)		3,872	4,110,250
Diamond Resorts Corp., 12.00%, 8/15/18		700	763,000
DISH DBS Corp.:
5.88%, 7/15/22		1,801	1,913,563
5.00%, 3/15/23 (a)		890	878,875
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		80	87,800
The McClatchy Co., 9.00%, 12/15/22 (a)		2,340	2,457,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		600	586,500
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18		866	964,507
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (a)		812	812,000
Regal Entertainment Group, 5.75%, 2/01/25		280	277,200
Truven Health Analytics, Inc., 10.63%, 6/01/20 (a)		1,520	1,679,600
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		865	882,300
Univision Communications, Inc., 6.75%, 9/15/22 (a)		135	141,075
WMG Acquisition Corp.:
11.50%, 10/01/18		342	397,575
6.00%, 1/15/21 (a)		288	306,000

			31,748,155
Metals & Mining — 1.3%
ArcelorMittal:
9.50%, 2/15/15		937	1,056,467
4.25%, 2/25/15		552	566,758
4.25%, 8/05/15		1,047	1,078,297
4.25%, 3/01/16		220	222,750
5.00%, 2/25/17		711	727,942
6.13%, 6/01/18		1,030	1,099,723
6.00%, 3/01/21		94	98,807
6.75%, 2/25/22		2,161	2,376,631
7.50%, 10/15/39		108	109,056
7.25%, 3/01/41		410	409,283
Citic Pacific Ltd., 6.80%, 1/17/23		800	804,569

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)	USD 470	$489,975
6.38%, 2/01/16 (a)	575	592,044
6.00%, 4/01/17 (a)	3,265	3,354,787
6.88%, 2/01/18 (a)	525	544,687
6.88%, 4/01/22 (a)	25	25,875
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)	110	119,900
Hidili Industry International Development Ltd., 8.63%, 11/04/15	4,000	3,010,000
Kaiser Aluminum Corp., 8.25%, 6/01/20	80	89,400
New Gold, Inc.:
7.00%, 4/15/20 (a)	40	43,000
6.25%, 11/15/22 (a)	350	369,250
Novelis, Inc., 8.75%, 12/15/20	3,770	4,260,100
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)	500	540,000
Vedanta Resources Plc, 9.50%, 7/18/18	1,500	1,773,750
Walter Energy, Inc., 9.88%, 12/15/20 (a)	155	170,888

		23,933,939
Multiline Retail — 0.1%
Dollar General Corp., 4.13%, 7/15/17	1,843	1,944,365
Oil, Gas & Consumable Fuels — 4.0%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21	205	216,788
6.13%, 7/15/22	335	355,938
4.88%, 5/15/23	2,575	2,562,125
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15	316	303,360
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23 (a)	569	567,577
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (a)	465	499,875
Berry Petroleum Co., 6.38%, 9/15/22	1,300	1,368,250
Bharat Petroleum Corp Ltd., 4.63%, 10/25/22	1,600	1,644,494
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18	130	140,075
7.50%, 9/15/20	321	333,840
Chaparral Energy, Inc., 7.63%, 11/15/22	60	64,800
Chesapeake Energy Corp.:
7.25%, 12/15/18	450	506,250
6.63%, 8/15/20	370	406,075
6.88%, 11/15/20	50	55,000
6.13%, 2/15/21	37	39,590
Concho Resources, Inc., 5.50%, 10/01/22	70	74,200
CONSOL Energy, Inc.:
8.25%, 4/01/20	1,805	1,953,913
6.38%, 3/01/21	500	511,250
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18	50	53,688
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (a)	425	428,187
Denbury Resources, Inc., 4.63%, 7/15/23	1,353	1,325,940
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	500	542,500

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19	USD	965	$1,044,613
7.75%, 9/01/22		1,175	1,263,125
Halcon Resources Corp., 8.88%, 5/15/21 (a)		554	591,395
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (a)		975	1,062,750
Indo Energy Finance II BV, 6.38%, 1/24/23		1,500	1,536,900
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		1,030	1,148,450
5.50%, 1/15/21 (a)		272	274,040
Laredo Petroleum, Inc.:
9.50%, 2/15/19		725	819,250
7.38%, 5/01/22		1,170	1,266,525
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (a)		3,583	3,574,043
7.75%, 2/01/21		1,930	2,065,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		500	542,500
5.50%, 2/15/23		145	152,975
4.50%, 7/15/23		495	492,525
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,550	2,677,500
6.38%, 1/30/23 (a)		740	771,450
MIE Holdings Corp.:
9.75%, 5/12/16		2,000	2,160,000
6.88%, 2/06/18		4,800	4,773,600
Newfield Exploration Co.:
5.75%, 1/30/22		125	137,500
5.63%, 7/01/24		1,700	1,827,500
Northern Oil and Gas, Inc., 8.00%, 6/01/20		100	105,000
Oasis Petroleum, Inc., 6.88%, 1/15/23		100	108,750
Offshore Group Investment Ltd., 11.50%, 8/01/15		676	733,460
OGX Austria GmbH:
8.50%, 6/01/18 (a)		398	371,135
8.38%, 4/01/22 (a)		200	179,500
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 (a)		90	97,200
PDC Energy, Inc., 7.75%, 10/15/22 (a)		300	312,000
Peabody Energy Corp.:
6.25%, 11/15/21		2,490	2,602,050
7.88%, 11/01/26		525	565,687
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)		670	683,400
Pioneer Natural Resources Co., 7.20%, 1/15/28		400	510,737
Plains Exploration & Production Co., 6.88%, 2/15/23		1,290	1,475,437
Precision Drilling Corp.:
6.63%, 11/15/20		25	26,688
6.50%, 12/15/21		10	10,725
QEP Resources, Inc.:
6.88%, 3/01/21		485	561,387
5.38%, 10/01/22		1,010	1,075,650
5.25%, 5/01/23		1,180	1,239,000
Range Resources Corp., 5.00%, 8/15/22		2,959	3,106,950
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23		1,415	1,499,900
Reliance Industries Ltd., 5.88%, 8/29/49		2,800	2,799,944
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (a)		2,847	2,857,676

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Sabine Pass LNG LP:
7.50%, 11/30/16	USD	2,775	$3,080,250
6.50%, 11/01/20 (a)		1,530	1,568,250
SandRidge Energy, Inc.:
7.50%, 3/15/21		699	740,940
8.13%, 10/15/22		1,040	1,125,800
7.50%, 2/15/23		1,525	1,620,313
Seadrill Ltd., 5.63%, 9/15/17 (a)		3,485	3,528,563
SM Energy Co.:
6.50%, 11/15/21		760	809,400
6.50%, 1/01/23		55	58,575
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)		88	91,960
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		70	73,675

			75,755,458
Paper & Forest Products — 0.1%
Clearwater Paper Corp., 4.50%, 2/01/23 (a)		446	442,655
PH Glatfelter Co., 5.38%, 10/15/20		260	271,700
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)		200	226,000
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		335	340,025

			1,280,380
Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)		1,477	1,491,770
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		750	851,250
Sky Growth Acquisition Corp., 7.38%, 10/15/20 (a)		3,198	3,261,960
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (a)		316	329,035
6.88%, 12/01/18 (a)		490	519,400
6.38%, 10/15/20 (a)		395	407,837
6.75%, 8/15/21 (a)		1,705	1,785,987
7.25%, 7/15/22 (a)		700	752,500

			9,399,739
Real Estate Investment Trusts (REITs) — 0.0%
Felcor Lodging LP:
6.75%, 6/01/19		602	645,645
5.63%, 3/01/23 (a)		220	221,925

			867,570
Real Estate Management & Development — 2.4%
Agile Property Holdings Ltd., 9.88%, 3/20/17		1,500	1,671,000
Caifu Holdings Ltd., 8.75%, 1/24/20		3,600	3,603,420
Central Plaza Development Ltd., 7.60%, 11/29/15	CNY	15,000	2,566,752
China SCE Property Holdings Ltd., 11.50%, 11/14/17	USD	3,000	3,163,920
Country Garden Holdings Co. Ltd.:
11.13%, 2/23/18		1,500	1,701,750
7.50%, 1/10/23 (a)		1,000	1,016,200
Fantasia Holdings Group Co Ltd.:
13.75%, 9/17/17		1,000	1,105,000
10.75%, 1/22/20		3,600	3,582,360

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Kaisa Group Holdings Ltd.:
12.88%, 9/18/17	USD	1,000	$1,125,291
10.25%, 1/08/20		1,200	1,221,757
KWG Property Holding Ltd., 13.25%, 3/22/17		1,000	1,156,900
Longfor Properties Co. Ltd., 6.88%, 10/18/19		900	930,003
Mattamy Group Corp., 6.50%, 11/15/20 (a)		480	483,600
New World China Land Ltd., 5.50%, 2/06/18	CNY	17,000	2,733,646
Powerlong Real Estate Holdings Ltd., 11.25%, 1/25/18	USD	1,000	937,050
Realogy Corp.:
7.88%, 2/15/19 (a)		410	451,000
7.63%, 1/15/20 (a)		3,571	4,053,085
Shimao Property Holding Ltd., 6.63%, 1/14/20		1,300	1,272,310
Soho China Ltd., 7.13%, 11/07/22		5,500	5,403,689
Sunac China Holdings Ltd., 12.50%, 10/16/17		1,550	1,727,362
Theta Capital Pte. Ltd.:
7.00%, 5/16/19		2,000	2,127,524
6.13%, 11/14/20		1,700	1,754,230
Yuzhou Properties Co., 11.75%, 10/25/17		700	758,335

			44,546,184
Road & Rail — 0.1%
HDTFS, Inc.:
5.88%, 10/15/20 (a)		85	90,313
6.25%, 10/15/22 (a)		260	282,100
The Hertz Corp.:
6.75%, 4/15/19 (a)		1,075	1,166,375
7.38%, 1/15/21		1,000	1,110,000

			2,648,788
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology, Inc., 2.38%, 5/01/32 (a)		133	143,806
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		605	605,000
Spansion LLC, 7.88%, 11/15/17		500	531,250

			1,280,056
Software — 1.0%
First Data Corp.:
7.38%, 6/15/19 (a)		3,050	3,210,125
6.75%, 11/01/20 (a)		3,275	3,365,063
8.25%, 1/15/21 (a)		481	495,430
11.25%, 1/15/21 (a)		878	880,195
12.63%, 1/15/21		1,211	1,289,715
IMS Health, Inc.:
12.50%, 3/01/18 (a)		300	357,000
6.00%, 11/01/20 (a)		1,916	1,997,430
Infor US, Inc., 9.38%, 4/01/19		2,510	2,836,300
Interactive Data Corp., 10.25%, 8/01/18		208	235,560
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (a)		2,180	2,218,150
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		590	607,700
SunGard Data Systems, Inc.:
7.38%, 11/15/18		40	42,500
6.63%, 11/01/19 (a)		890	918,925

			18,454,093
Specialty Retail — 0.9%
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		486	532,170

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	1,053	$1,100,385
Hengdeli Holdings Ltd., 6.25%, 1/29/18		4,000	4,018,000
J Crew Group, Inc., 8.13%, 3/01/19		215	230,588
LS Finance 2022 Ltd., 4.25%, 10/16/22		900	884,671
Ltd Brands, Inc., 5.63%, 2/15/22		1,000	1,075,000
Michaels Stores, Inc., 7.75%, 11/01/18		181	197,969
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (a)(e)		197	203,156
PC Merger Sub, Inc., 8.88%, 8/01/20 (a)		1,897	2,048,760
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)		2,350	2,414,625
QVC, Inc.:
7.38%, 10/15/20 (a)		400	441,544
5.13%, 7/02/22 (a)		897	942,038
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		490	541,450
5.75%, 6/01/22		145	153,338
SM Investments Corp., 4.25%, 10/17/19		1,700	1,721,138

			16,504,832
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		540	587,250
PVH Corp., 4.50%, 12/15/22		648	644,760
Texhong Textile Group Ltd., 7.63%, 1/19/16		1,000	1,020,000
Wolverine World Wide, Inc., 6.13%, 10/15/20 (a)		1,300	1,365,000

			3,617,010
Trading Companies & Distributors — 0.6%
Air Lease Corp., 4.50%, 1/15/16		580	588,700
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		250	271,250
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,928,595
Neptune Orient Lines Ltd., 4.40%, 11/05/19		3,000	2,413,380
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 2/01/21		614	698,425
United Rentals North America, Inc.:
5.75%, 7/15/18		125	134,375
7.38%, 5/15/20		20	22,000
7.63%, 4/15/22		4,205	4,688,575
6.13%, 6/15/23		475	508,250

			11,253,550
Wireless Telecommunication Services — 0.7%
Cricket Communications, Inc., 7.75%, 10/15/20		703	729,363
Crown Castle International Corp., 5.25%, 1/15/23 (a)		1,784	1,873,200
Digicel Group Ltd., 8.25%, 9/30/20 (a)		1,710	1,906,650
MetroPCS Wireless, Inc., 6.63%, 11/15/20		260	275,600
Sprint Capital Corp., 6.88%, 11/15/28		2,018	2,038,180
Sprint Nextel Corp.:
9.00%, 11/15/18 (a)		3,892	4,816,350
7.00%, 3/01/20 (a)		1,820	2,111,200

			13,750,543
Total Corporate Bonds — 29.5%			557,519,110

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Equity-Linked Notes	Par (000)		Value
Air Freight & Logistics — 0.2%
Deutsche Bank AG (United Parcel Service, Inc., Class B), 7.69%, 3/08/13	USD	55	$4,124,655
Diversified Telecommunication Services — 0.5%
Deutsche Bank AG (Verizon Communications., Inc.), 8.58%, 3/08/13		90	3,876,592
Goldman Sachs Group, Inc. (AT&T Inc.), 9.60%, 3/22/13		147	5,119,338

			8,995,930
Electrical Equipment — 0.5%
Deutsche Bank AG (Legrand SA), 8.00%, 3/08/13		98	4,385,967
Goldman Sachs Group, Inc. (Emerson Electric Co.), 10.05%, 3/22/13		94	5,206,918

			9,592,885
Food & Staples Retailing — 0.2%
Deutsche Bank AG (TESCO Plc), 8.40%, 6/11/13		731	4,044,466
Oil, Gas & Consumable Fuels — 0.5%
Deutsche Bank AG (Chevron Corp.), 7.39%, 3/08/13		37	4,099,825
Deutsche Bank AG (ENI SpA), 8.61%, 6/11/13		173	4,232,671

			8,332,496
Pharmaceuticals — 0.4%
Deutsche Bank AG (Merck & Co., Inc.), 10.64%, 3/08/13		90	3,787,480
Deutsche Bank AG (Sanofi SA), 10.01%, 6/11/13		43	4,073,150

			7,860,630
Software — 0.2%
Deutsche Bank AG (Microsoft Corp.), 11.78%, 3/08/13		151	4,022,419
Specialty Retail — 0.2%
Deutsche Bank AG (Hennes & Mauritz AB, B Shares), 10.98%, 6/11/13		123	4,219,966
Tobacco — 0.3%
Goldman Sachs Group, Inc. (Reynolds American, Inc.), 10.60%, 3/22/13		120	5,176,341
Wireless Telecommunication Services — 0.2%
Deutsche Bank AG (Vodafone Group Plc), 9.88%, 6/11/13		1,485	3,942,273
Total Equity-Linked Notes — 3.2%			60,312,061

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.1%
Booz Allen Hamilton, Inc, Initial Tranche B Term Loan, 4.50%, 7/31/19		254	257,277
Sequa Corp., Term Loan, 5.25%, 6/19/17		686	696,059
Silver II Borrower SCA (Silver II U.S. Holdings LLC), Initial Term Loan, 5.00%, 12/13/19		765	771,503

			1,724,839
Airlines — 0.0%
AWAS Finance Luxembourg S.a.r.l., Term Loan, 5.25%, 6/10/16		678	690,020

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components — 0.4%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.15%, 12/29/14	USD	1,478	$1,400,290
Tranche C Term Loan, 2.15%, 12/28/15		820	777,282
FPC Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/19/19		800	808,752
Schaeffler AG, Facility B-2, 6.00%, 1/27/17		1,960	1,983,030
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		1,200	1,213,332
Wabash National Corp., Initial Term Loan, 6.00%, 5/08/19		909	917,633

			7,100,319
Building Products — 0.1%
HD Supply, Inc., Term Loan, 7.25%, 10/12/17		1,483	1,520,726
Capital Markets — 0.2%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		400	404,332
Alpha Topco Ltd. (Formula One), Facility B-2, 6.00%, 4/30/19		1,297	1,311,337
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		1,283	1,308,660

			3,024,329
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		770	776,209
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 6.50%, 5/04/18		470	479,822
Tronox Pigments (Netherlands) BV:
Closing Date Term Loan, 4.25%, 2/08/18		782	787,845
Delayed Draw Term Loan, 1.00%, 2/08/18		213	214,867
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV:
Term B Loan, 4.75%, 1/31/20		1,395	1,414,809
Term B Loan, 5.25%, 1/15/20	EUR	215	216,075
Wilsonart LLC, Initial Term Loan, 5.50%, 10/31/19	USD	800	809,664

			4,699,291
Commercial Services & Supplies — 0.4%
ACCO Brands Corp., Term B Loan, 4.25%, 5/01/19		438	442,782
ADS Waste Holdings, Inc., Term Loan, 5.25%, 10/09/19		875	882,114
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/21/15		250	248,750
Ceridian Corp., Extended US Term Loan, 5.96%, 5/09/17		430	434,193
Genpact Ltd., Term Loan, 4.25%, 8/30/19		479	483,588
Getty Images, Inc., Tranche B Term Loan, 4.75%, 10/18/19		1,830	1,850,130
KAR Auction Services, Inc., Term B-1 Loan, 5.00%, 5/19/17		744	754,329
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		575	583,269
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		968	973,331
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 5.50%, 6/29/18		746	756,048

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche D Term Loan, 4.50%, 1/31/20	USD	520	$525,418

			7,933,952
Computer Software & Services — 0.1%
Infor (US), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18		1,450	1,468,638
Computers & Peripherals — 0.0%
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/15/17		728	731,605
Consumer Finance — 0.0%
Trans Union LLC, Replacement Term Loan, 5.50%, 2/10/18		347	351,490
Containers & Packaging — 0.0%
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18		444	450,177
Diversified Financial Services — 0.4%
GMACM Borrower LLC (RFC Borrower LLC):
Term A-1 Loan, 6.00%, 11/18/13		1,615	1,616,518
Term A-2 Loan, 7.75%, 11/18/13		70	70,328
Nuveen Investments, Inc.:
Additional Extended First-Lien Term Loan, 5.81%, 5/13/17		1,065	1,075,384
Extended First-Lien Term Loan, 5.81%, 5/13/17		425	428,366
New Second-Lien Term Loan, 8.25%, 2/28/19		750	763,440
Ocwen Financial Corp., Term B Loan, 5.00%, 1/31/18		1,075	1,088,437
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		1,890	1,894,253

			6,936,726
Diversified Telecommunication Services — 0.5%
Alcatel-Lucent USA, Inc.:
Term B Loan, 6.50%, 6/29/16		465	470,231
Term C Loan, 7.50%, 1/24/19		1,005	1,014,799
Term D Loan, 7.50%, 12/15/18	EUR	390	388,190
Avaya, Inc., Term B-5 Loan, 7.06%, 3/31/18	USD	428	429,962
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17		499	507,892
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Term B-1 Loan, 4.50%, 4/02/18		1,653	1,673,176
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		3,880	3,922,447
West Corp., Term B-6 Loan, 5.75%, 6/30/18		398	402,601

			8,809,298
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., New Replacement Loan (First Lien), 5.75%, 9/26/19		229	232,738
Dunkin’ Brands, Inc., Term B-2 Loan, 4.00%, 11/23/17		811	812,141
Wendy’s International, Inc, Term Loan, 4.75%, 5/15/19		898	907,625

			1,952,504
Food Products — 0.1%
Advance Pierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17		210	213,255

Floating Rate Loan Interests (b)	Par (000)		Value
Food Products (concluded)
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	USD	900	$901,692
Dole Food Co., Inc., Tranche B-2 Term Loan, 6.00%, 7/08/18		178	178,488
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 6.00%, 7/08/18		319	319,400

			1,612,835
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19		1,726	1,742,777
ConvaTec, Inc., Dollar Term Loan, 5.00%, 12/22/16		750	761,250
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 6.25%, 9/15/17		298	300,579
Hologic, Inc., Tranche B Term Loan, 4.50%, 8/01/19		746	754,959

			3,559,565
Health Care Providers & Services — 0.2%
Biomet, Inc., Dollar Term B-1 Loan, 4.06%, 7/25/17		708	715,307
CHG Buyer Corp., Term Loan (First Lien), 5.00%, 11/19/19		723	731,627
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19		860	868,600
HCA, Inc., Tranche B-3 Term Loan, 3.45%, 5/01/18		290	291,766
Iasis Healthcare LLC, Term B Loan, 5.00%, 5/03/18		995	1,003,225
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		124	127,173
Sheridan Holdings, Inc., Initial Term Loan (First Lien), 6.00%, 6/29/18		896	908,037

			4,645,735
Hotels, Restaurants & Leisure — 0.6%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00%, 1/23/20		720	724,198
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B Loan, 3.20%, 1/28/15		345	342,016
Term B-2 Loan, 3.20%, 1/28/15		240	237,924
Term B-3 Loan, 3.31%, 1/28/15		125	123,609
Harrah’s Las Vegas Propco LLC, Senior Loan, 3.31%, 2/13/13		7,133	6,583,096
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 4.25%, 12/20/19		1,465	1,485,129
NP Opco LLC (Station GVR Acquisition LLC), B Term Loan, 5.50%, 9/28/19		1,002	1,020,031
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00%, 12/20/18		467	473,527

			10,989,530
Independent Power Producers & Energy Traders — 0.1%
Calpine Corp., Term Loan, 4.50%, 4/01/18		995	1,005,364
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16		562	582,321
The AES Corp., Initial Term Loan, 4.25%, 6/01/18		389	393,236

			1,980,921

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Insurance — 0.1%
Asurion LLC (FKA Asurion Corp.), First Lien Term Loan, 5.50%, 5/24/18	USD	619	$624,467
CCC Holdings, Inc., Term Loan, 5.25%, 12/20/19		445	448,337

			1,072,804
Internet Software & Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc., Term Loan, 5.25%, 7/02/19		2,455	2,486,531
Machinery — 0.1%
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 5.50%, 12/10/18		260	262,925
Apex Tool Group LLC, Term B Loan, 4.50%, 1/08/20		965	973,646
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 6.25%, 1/21/19		744	748,097
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19		655	661,550

			2,646,218
Media — 0.2%
Bresnan Broadband Holdings, LLC, Term B Loan, 4.50%, 12/14/17		970	976,414
Eastman Kodak Co., Term Loan (DIP), 8.50%, 7/20/13		35	34,833
Kabel Deutschland GmbH, Facility F, 4.25%, 2/01/19		1,000	1,001,250
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 5.75%, 6/06/19		139	140,693
Univision Communications, Inc., Extended First-Lien Term Loan, 4.45%, 3/31/17		850	850,652
WideOpenWest Finance LLC, Term Loan, 6.25%, 7/17/18		154	155,767

			3,159,609
Metals & Mining — 0.3%
Constellium Holdco BV, Initial Term Loan, 9.25%, 5/25/18		746	757,444
FMG Resources August 2006 Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		2,648	2,680,646
Novelis, Inc., Term Loan, 4.00%, 3/10/17		744	751,049
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.50%, 4/01/18		644	649,259
Walter Energy, Inc. (FKA Walter Industries, Inc.), Term B Loan, 5.75%, 4/02/18		866	874,202

			5,712,600
Multiline Retail — 0.0%
Party City Holdings, Inc., Term Loan, 5.75%, 7/27/19		993	1,002,974
Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/02/17		1,750	1,792,105
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-1 Loan, 5.00%, 5/24/18		1,370	1,383,947
Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18		496	504,106

Floating Rate Loan Interests (b)	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
MEG Energy Corp., Initial Term Loan, 4.00%, 3/18/18	USD	497	$501,527
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 6.25%, 10/25/17		1,081	1,087,681
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		225	228,038

			5,497,404
Pharmaceuticals — 0.2%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17		995	1,002,635
Capsugel Holdings US, Inc., Initial Term Loan (New), 4.52%, 8/01/18		950	963,723
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term B-3 Loan, 7.75%, 5/15/18		134	131,800
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Term B Loan, 5.00%, 9/30/19		1,222	1,234,662
Patheon, Inc., Term Loan, 12/14/18		245	248,369
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC), Term Loan, 6.25%, 12/05/18		642	647,401

			4,228,590
Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Term Loan, 5.75%, 10/15/17		538	544,789
Real Estate Management & Development — 0.1%
Realogy Corp.:
Extended First-Lien Term Loan, 4.46%, 10/10/16		1,159	1,166,823
Extended Synthetic Commitment, 4.40%, 10/10/16		76	76,250

			1,243,073
Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 4.46%, 12/01/16		1,025	1,025,431
NXP BV/ NXP Funding LLC, Tranche C Loan, 4.75%, 1/10/20		1,150	1,164,375
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		750	756,877

			2,946,683
Software — 0.1%
First Data Corp.:
2018 B Term Loan, 5.31%, 9/24/18		570	569,692
2018 Dollar Term Loan, 4.21%, 3/23/18		750	742,290

			1,311,982
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan (2012), 4.75%, 8/03/18		135	136,200
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		605	611,806
Evergreen Acquisition Co. 1 LP, New Term Loan, 5.00%, 7/09/19		1,264	1,274,687

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
The Yankee Candle Company, Inc., Initial Term Loan, 5.25%, 4/02/19	USD	181	$182,266

			2,204,959
Textiles, Apparel & Luxury Goods — 0.3%
Leslie’s Poolmart, Inc., Term B Loan, 5.20%, 10/16/19		800	809,248
Michaels Stores, Inc., Term B Loan, 3.75%, 1/16/20		2,650	2,669,849
PVH Corp. (FKA Phillips-Van Heusen Corp.), Term B Loan, 3.25%, 12/31/19		1,500	1,511,250
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18		750	751,410

			5,741,757
Wireless Telecommunication Services — 0.2%
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15		3,225	3,289,500
Total Floating Rate Loan Interests — 6.0%			113,271,973

Foreign Government Obligations
Mongolia — 0.2%
Mongolian People’s Republic, 5.13%, 12/05/22		4,000	3,840,000
Sri Lanka — 0.3%
Republic of Sri Lanka, 5.88%, 7/25/22		5,000	5,275,000
Total Foreign Government Obligations — 0.5%			9,115,000

Investment Companies	Shares
iShares Barclays 1-3 Year Credit Bond Fund (f)		974,409	102,897,590
iShares Barclays Intermediate Credit Bond Fund (f)		1,079,943	119,625,286
iShares iBoxx $ High Yield Corporate Bond Fund (f)		745,625	69,842,694
iShares iBoxx $ Investment Grade Corporate Bond Fund (f)		654,458	78,155,374
Vanguard Intermediate-Term Corporate Bond ETF		365,409	31,732,118
Vanguard Short-Term Corporate Bond ETF		211,540	16,959,162
Total Investment Companies — 22.2%			419,212,224

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 3.3%
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)	USD	3,546	2,196,206
Banc of America Funding Corp.:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		2,424	1,829,480
Series 2006-D, Class 6A1, 5.12%, 5/20/36 (b)		1,418	1,167,387

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 5.10%, 1/25/35 (b)	USD	121	$122,143
Citimortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		340	286,854
Countrywide Alternative Loan Trust:
Series 2005-46CB, Class A20, 5.50%, 10/25/35		632	589,642
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		322	282,341
Series 2005-86CB, Class A8, 5.50%, 2/25/36		525	481,345
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,691	2,094,069
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,859	2,291,358
Series 2006-5T2, Class A3, 6.00%, 4/25/36		1,099	898,866
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		2,613	1,949,495
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,446	1,162,089
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		2,646	1,932,505
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,782	1,978,558
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,538	1,039,455
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,861	1,498,629
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		4,663	3,720,095
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		6,557	5,239,640
Series 2007-6, Class A4, 5.75%, 4/25/47		4,662	3,410,690
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		694	554,739
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,580	1,263,476
Series 2007-12T1, Class A5, 6.00%, 6/25/37		1,312	1,108,105
Series 2007-15CB, Class A7, 6.00%, 7/25/37		992	853,360
Series 2007-16CB, Class 1A7, 6.00%, 8/25/37		507	444,665
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		1,134	948,541
Series 2007-19, Class 1A8, 6.00%, 8/01/37		1,948	1,637,980
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		3,779	2,480,738
Series 2008-2R, Class 2A1, 6.00%, 8/25/37		519	437,864

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-15, Class A1, 5.50%, 8/25/35	USD	71	$69,504
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)		147	101,289
Series 2007-15, Class 1A29, 6.25%, 9/25/37		1,723	1,652,072
Series 2007-16, Class A1, 6.50%, 10/25/37		272	251,585
Series 2007-21, Class 1A1, 6.25%, 2/25/38		944	855,439
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		2,563	1,959,830
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21		1,485	1,382,552
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 5.09%, 5/25/35 (b)		266	262,566
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 5/25/36		250	239,717
Indymac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		2,561	2,129,231
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		3,168	2,002,340
Indymac Index Mortgage Loan Trust:
Series 2006-AR3, Class 3A1A, 4.13%, 4/25/36 (b)		704	484,449
Series 2007-AR15, Class 1A1, 4.98%, 8/25/37 (b)		382	299,208
Series 2007-AR15, Class 2A1, 4.68%, 8/25/37 (b)		638	515,653
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		638	643,791
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		1,057	1,008,386
Residential Accredit Loans, Inc.:
Series 2005-QS1, Class A5, 5.50%, 1/25/35		240	236,134
Series 2006-QS12, Class 2A4, 6.00%, 9/25/36		365	272,691
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		699	590,346
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		721	533,754
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		263	251,982
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.18%, 4/25/47 (b)		1,118	908,526
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-8, Class A5, 6.13%, 10/25/36 (c)		2,275	1,620,370
Total Non-Agency Mortgage-Backed Securities — 3.3%			62,171,730

Participation Notes	Shares		Value
Multi-Utilities — 0.0%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17		17,992	$703,806

Preferred Securities	Par (000)
Capital Trusts
Capital Markets — 0.5%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)	USD	5,000	5,212,500
Goldman Sachs Capital I, 6.35%, 2/15/34		4,000	4,144,196

			9,356,696
Commercial Banks — 1.5%
BNP Paribas SA:
5.19% (a)(b)(g)		1,000	955,000
7.20% (a)(b)(g)		2,000	2,081,000
BPCE SA, 12.50% (a)(b)(g)		9,000	11,009,070
HSBC Capital Funding LP, 10.18% (a)(b)(g)		1,260	1,789,200
Lloyds Banking Group Plc, 6.66% (a)(b)(g)		3,000	2,745,000
Wachovia Capital Trust III, 5.57% (b)(g)		5,550	5,550,000
Wells Fargo & Co., 7.98% (b)(g)		3,450	3,967,500

			28,096,770
Consumer Finance — 0.1%
American Express Co., 6.80%, 9/01/66 (b)		2,600	2,762,500
Diversified Financial Services — 1.8%
Bank of America Corp.:
8.00% (b)(g)		3,200	3,607,008
8.13% (b)(g)		4,000	4,527,600
Citigroup, Inc., 5.95% (b)(g)		3,900	3,939,000
General Electric Capital Corp.:
6.25% (b)(g)		2,000	2,183,140
7.13% (b)(g)		3,000	3,440,250
6.38%, 11/15/67 (b)		750	787,500
JPMorgan Chase & Co., 7.90% (b)(g)		10,550	12,136,720
Swiss Re Capital I LP, 6.85% (a)(b)(g)		2,100	2,231,250
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,284,000

			34,136,468
Independent Power Producers & Energy Traders — 0.5%
Electricite de France SA, 5.25%, 12/29/49 (a)(b)(g)		9,000	8,785,881
Insurance — 3.2%
ACE Capital Trust II, 9.70%, 4/01/30		3,000	4,380,000
The Allstate Corp.:
6.13%, 5/15/67 (b)		500	525,625
6.50%, 5/15/67 (b)		2,300	2,478,480
American General Institutional Capital A, 7.57%, 12/01/45 (a)		1,500	1,831,875
American International Group, Inc.:
8.18%, 5/15/68 (b)		3,000	3,900,000
6.25%, 3/15/87		2,046	2,181,547

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts (concluded)
Insurance (concluded)
AXA SA:
6.38% (a)(b)(g)	USD	1,000	$995,000
6.46% (a)(b)(g)		6,000	5,940,000
Chubb Corp., 6.38%, 3/29/67 (b)		1,575	1,712,813
Genworth Financial, Inc., 6.15%, 11/15/66 (b)		4,100	3,446,050
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,904,040
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		2,250	2,604,375
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	2,160,750
10.75%, 6/15/88 (a)(b)		1,480	2,249,600
Lincoln National Corp.:
7.00%, 5/17/66 (b)		350	359,100
6.05%, 4/20/67 (b)		2,860	2,867,150
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		550	682,000
MetLife Capital Trust X, 9.25%, 4/08/68 (a)		6,200	8,525,000
MetLife, Inc., 6.40%, 12/15/66		500	541,295
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	954,000
The Progressive Corp., 6.70%, 6/15/67 (b)		1,250	1,356,250
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		1,000	1,048,750
8.88%, 6/15/68 (b)		3,000	3,637,500
XL Group Plc, 6.50% (b)(g)		3,500	3,364,375

			63,277,447
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	277,500
Oil, Gas & Consumable Fuels — 0.3%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		5,035	5,765,075
Total Capital Trusts — 7.9%			148,826,465

Preferred Stocks	Shares
Commercial Banks — 0.0%
Ally Financial, Inc., 7.00% (a)		438	427,474

Preferred Securities	Shares	Value
Trust Preferreds
Aerospace & Defense — 0.3%
United Technologies Corp., 7.50%, 8/01/15	90,000	$5,124,600
Commercial Banks — 0.7%
First Republic Bank, 6.70% (g)	200,000	5,420,000
RBS Capital Funding Trust V, 5.90% (g)	38,000	807,880
U.S. Bancorp, 6.00% (g)	272,000	7,316,800

		13,544,680
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)	178,000	4,959,080
GMAC Capital Trust I, 8.13% (g)	55,500	1,480,185

		6,439,265
Electric Utilities — 0.2%
Duke Energy Corp., 5.13%	150,000	3,742,500
Insurance — 0.2%
The Allstate Corp., 5.10%, 1/15/53	142	3,631,872
Total Trust Preferreds — 1.7%		32,482,917
Total Preferred Securities — 9.6%		181,736,856
Total Long-Term Investments (Cost — $1,865,981,459) — 102.1%		1,929,497,837

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (f)(h)	16,033,762	16,033,762
Total Short-Term Securities (Cost — $16,033,762) — 0.9%		16,033,762

Options Purchased
(Cost — $3,455,268) — 0.0%		250,470
Total Investments (Cost — $1,885,470,489) — 103.0%		1,945,782,069
Liabilities in Excess of Other Assets — (3.0)%		(56,669,025)

Net Assets — 100.0%		$1,889,113,044

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(f)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Shares Purchased	Shares Sold		Shares Held at January 31, 2013	Value at January 31, 2013	Income	Realized Gain (Loss)
BlackRock Floating Rate Income Portfolio, Institutional Class	2,692,272	10,512	2,702,785		—	—	$125,091	$204,539
BlackRock GNMA Portfolio, BlackRock Class	3,097,413	8,949	3,106,363		—	—	$155,163	$171,836
BlackRock High Yield Bond Portfolio, BlackRock Class	1,679,113	3,232	1,682,345		—	—	$25,772	$855,137
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,594,444	9,656	6,604,100		—	—	$139,599	$572,994
BlackRock Liquidity Funds, TempFund, Institutional Class	25,430,547	—	9,396,785	[1]	16,033,762	$16,033,762	$13,535	$129
iShares Barclays 1-3 Year Credit Bond Fund	—	1,544,577	570,168		974,409	$102,897,590	$162,850	$(225,476)
iShares Barclays Intermediate Credit Bond Fund	—	1,079,943	—		1,079,943	$119,625,286	$446,541	—
iShares Barclays MBS Bond Fund	55,305	151,071	206,376		—	—	$41,552	$(69,836)
iShares iBoxx $ High Yield Corporate Bond Fund	340,630	2,295,033	1,890,038		745,625	$69,842,694	$2,590,524	$723,113
iShares iBoxx $ Investment Grade Corporate Bond Fund	—	654,458	—		654,458	$78,155,374	$800,855	—
iShares MSCI Emerging Markets Index Fund	—	13,644	13,644		—	—	—	$(1,674)

[1]	Represents net shares sold.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,242,565	GBP	3,897,000	UBS AG	2/07/13	$62,179
USD	2,652,826	SEK	18,025,000	State Street Corp.	2/14/13	(181,449)
JPY	656,900,000	GBP	4,968,009	Deutsche Bank AG	3/07/13	(692,650)
USD	2,461,715	SGD	3,006,000	Barclays Plc	4/09/13	33,033
USD	4,091,550	CNH	25,561,960	JPMorgan Chase & Co.	4/09/13	(6,793)
USD	398,418	EUR	299,000	Citigroup, Inc.	4/23/13	(7,742)
Total						$(793,422)

•	Exchange-traded options purchased as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
S&P 500® Index	Put	$1,350	3/16/13	828	$250,470

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$12,122,775	$18,936,655	$31,059,430
Common Stocks	$287,127,755	207,267,892	—	494,395,647
Corporate Bonds	—	557,519,110	—	557,519,110
Equity-Linked Notes	—	—	60,312,061	60,312,061
Floating Rate Loan Interests.	—	104,932,990	8,338,983	113,271,973
Foreign Government Obligations	—	9,115,000	—	9,115,000
Investment Companies	419,212,224	—	—	419,212,224
Non-Agency Mortgage-Backed Securities	—	62,171,730	—	62,171,730
Participation Notes	703,806	—	—	703,806
Preferred Securities.	32,910,391	148,826,465	—	181,736,856
Short-Term Securities	16,033,762	—	—	16,033,762
Options Purchased:
Equity Contracts	250,470	—	—	250,470

Total	$756,238,408	$1,101,955,962	$87,587,699	$1,945,782,069

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts.	—	$95,212	—	$95,212
Liabilities:
Foreign currency exchange contracts.	—	(888,634)	—	(888,634)

Total	—	$(793,422)	—	$(793,422)

[1]  Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$160,698	—	—	$160,698
Liabilities:
Bank overdraft	—	$(1,257,300)	—	(1,257,300)

Total	$160,698	$(1,257,300)	—	$(1,096,602)

There were no transfers between Level 1 and Level 2 during the six months ended January 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	29

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Equity- Linked Notes	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of July 31, 2012	—	$5,591,196	$2,573,517	$8,164,713
Transfers into Level 3[2]	—	—	978,952	978,952
Transfers out of Level 3[2]	—	—	(1,030,135)	(1,030,135)
Accrued discounts/premiums	$4,630	—	(1,978)	2,652
Net realized gain (loss)	—	(564,126)	7,245	(556,881)
Net change in unrealized appreciation/depreciation[3]	39,754	2,222,802	(114,480)	2,148,076
Purchases	18,892,271	59,006,373	6,321,779	84,220,423
Sales	—	(5,944,184)	(395,917)	(6,340,101)

Closing Balance, as of January 31, 2013	$18,936,655	$60,312,061	$8,338,983	$87,587,699

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held as of January 31, 2013 was $1,405,943.

30	BLACKROCK FUNDS II	JANUARY 31, 2013

Statements of Assets and Liabilities

January 31, 2013 (Unaudited)	BlackRock Global Dividend Income Portfolio	BlackRock Multi-Asset Income Portfolio

Assets
Investments at value — unaffiliated[1]	$1,330,334,725	$1,559,227,363
Investments at value — affiliated[2]	45,374,712	386,554,706
Foreign currency at value[3]	193	160,698
Investments sold receivable	—	20,657,447
Unrealized appreciation on foreign currency exchange contracts	634,792	95,212
Capital shares sold receivable	5,917,145	44,720,493
Dividends receivable — unaffiliated	3,570,790	1,459,132
Dividends receivable — affiliated	2,711	2,585
Interest receivable	—	12,906,024
Receivable from Manager	—	63,210
Prepaid expenses	46,566	91,578

Total assets	1,385,881,634	2,025,938,448

Liabilities
Bank overdraft	701,300	1,257,300
Investments purchased payable	25,577,484	127,545,918
Unrealized depreciation on foreign currency exchange contracts	5,178,466	888,634
Income dividends payable	—	1,622,370
Capital shares redeemed payable	2,088,983	4,066,951
Investment advisory fees payable	637,871	644,167
Service and distribution fees payable	316,789	513,876
Other affiliates payable	79,875	54,762
Officer’s and Trustees’ fees payable	11,552	10,392
Other accrued expenses payable	507,330	221,034

Total liabilities	35,099,650	136,825,404

Net Assets	$1,350,781,984	$1,889,113,044

Net Assets Consist of
Paid-in capital	$1,202,364,840	$1,827,580,036
Undistributed (distributions in excess of) net investment income	2,106,401	(385,282)
Accumulated net realized gain (loss)	(24,227,821)	2,398,735
Net unrealized appreciation/depreciation	170,538,564	59,519,555

Net Assets	$1,350,781,984	$1,889,113,044

Net Asset Value
Institutional
Net assets	$608,609,565	$690,775,879

Shares outstanding[4]	56,347,586	62,641,119

Net asset value	$10.80	$11.03

Investor A
Net assets	$466,821,511	$638,829,421

Shares outstanding[4]	43,345,304	57,995,684

Net asset value	$10.77	$11.02

Investor C
Net assets	$275,350,908	$559,507,744

Shares outstanding[4]	25,686,413	50,857,502

Net asset value	$10.72	$11.00

[1] Investments at cost — unaffiliated	$1,155,203,200	$1,498,408,592
[2] Investments at cost — affiliated	$45,374,712	$387,061,897
[3] Foreign currency at cost	$1,230	$158,210
[4] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	31

Statements of Operations

Six Months Ended January 31, 2013 (Unaudited)	BlackRock Global Dividend Income Portfolio	BlackRock Multi-Asset Income Portfolio

Investment Income
Dividends — unaffiliated	$18,358,879	$6,474,623
Foreign taxes withheld	(547,840)	(143,414)
Dividends — affiliated	19,791	4,501,482
Interest	195	17,325,888

Total income	17,831,025	28,158,579

Expenses
Investment advisory	3,558,622	3,197,686
Service and distribution — class specific	1,799,972	2,121,566
Transfer agent — class specific	505,728	241,098
Administration	406,273	375,456
Registration	180,257	164,471
Administration — class specific	148,964	134,935
Custodian	58,772	41,704
Professional	55,908	62,595
Printing	27,690	19,239
Officer and Trustees	22,378	23,019
Miscellaneous	18,915	16,475
Recoupment of past waived fees — class specific	208	—

Total expenses	6,783,687	6,398,244
Less fees waived by Manager	(9,858)	(874,467)
Less administration fees waived — class specific	—	(134,935)
Less transfer agent fees waived — class specific	—	(3,252)
Less transfer agent fees reimbursed — class specific	—	(174,779)

Total expenses after fees waived and reimbursed	6,773,829	5,210,811

Net investment income	11,057,196	22,947,768

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	4,287,648	899,526
Investments — affiliated	—	2,230,633
Capital gain distributions received from affiliated underlying funds	171	129
Options written	—	806,422
Foreign currency transactions	(3,467,944)	(779,364)

	819,875	3,157,346

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	83,142,256	51,067,547
Investments — affiliated	—	(2,088,489)
Foreign currency translations	(6,445,593)	(843,768)

	76,696,663	48,135,290

Total realized and unrealized gain	77,516,538	51,292,636

Net Increase in Net Assets Resulting from Operations	$88,573,734	$74,240,404

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	JANUARY 31, 2013

Statements of Changes in Net Assets

	BlackRock Global Dividend Income Portfolio		BlackRock Multi-Asset Income Portfolio
Increase in Net Assets:	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012

Operations
Net investment income	$11,057,196	$24,801,063	$22,947,768	$7,053,536
Net realized gain (loss)	819,875	(25,634,396)	3,157,346	(121,295)
Net change in unrealized appreciation/depreciation	76,696,663	78,622,245	48,135,290	10,688,749

Net increase in net assets resulting from operations	88,573,734	77,788,912	74,240,404	17,620,990

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(5,229,669)	(10,639,131)[1]	(9,146,809)	(2,868,454)[1]
Investor A	(3,708,463)	(8,537,792)[1]	(8,056,944)	(2,262,213)[1]
Investor C	(1,349,969)	(3,829,339)[1]	(6,085,584)	(1,851,210)[1]
Net realized gain:
Institutional	—	(147,015)[1]	(183,637)	—
Investor A	—	(147,856)[1]	(181,748)	—
Investor C	—	(80,094)[1]	(162,594)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(10,288,101)	(23,381,227)	(23,817,316)	(6,981,877)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	155,649,266	620,419,204	1,258,433,821	561,564,661

Net Assets
Total increase in net assets	233,934,899	674,826,889	1,308,856,909	572,203,774
Beginning of period	1,116,847,085	442,020,196	580,256,135	8,052,361

End of period	$1,350,781,984	$1,116,847,085	$1,889,113,044	$580,256,135

Undistributed (distributions in excess of) net investment income	$2,106,401	$1,337,306	$(385,282)	$(43,713)

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	33

Financial Highlights	BlackRock Global Dividend Income Portfolio

	Institutional						Investor A
	Six Months Ended January 31, 2013	Year Ended July 31,				Period April 7, 2008[1] to July 31,	Six Months Ended January 31, 2013	Year Ended July 31,				Period April 7, 2008[1] to July 31,
	(Unaudited)	2012	2011	2010	2009	2008	(Unaudited)	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.13	$9.79	$8.69	$7.81	$9.54	$10.00	$10.10	$9.77	$8.68	$7.81	$9.54	$10.00

Net investment income[2]	0.11	0.32	0.36	0.34	0.32	0.12	0.10	0.28	0.33	0.35	0.29	0.11
Net realized and unrealized gain (loss)	0.67	0.29	0.97	0.83	(1.73)	(0.50)	0.66	0.30	0.98	0.79	(1.72)	(0.49)

Net increase (decrease) from investment operations	0.78	0.61	1.33	1.17	(1.41)	(0.38)	0.76	0.58	1.31	1.14	(1.43)	(0.38)

Dividends and distributions from:
Net investment income	(0.11)	(0.27)[3]	(0.23)[3]	(0.29)[3]	(0.32)[3]	(0.08)[3]	(0.09)	(0.25)[3]	(0.22)[3]	(0.27)[3]	(0.30)[3]	(0.08)[3]
Net realized gain	—	(0.00)[3,4]	—	—	—	—	—	(0.00)[3,4]	—	—	—	—

Total dividends and distributions	(0.11)	(0.27)	(0.23)	(0.29)	(0.32)	(0.08)	(0.09)	(0.25)	(0.22)	(0.27)	(0.30)	(0.08)

Net asset value, end of period	$10.80	$10.13	$9.79	$8.69	$7.81	$9.54	$10.77	$10.10	$9.77	$8.68	$7.81	$9.54

Total Investment Return[5]
Based on net asset value	7.69%[6]	6.33%	15.41	15.03%	(14.53)%	(3.74)%[6]	7.58%[6]	6.00%	115.14%	14.66%	(14.71)%	(3.76)%[6]

Ratios to Average Net Assets
Total expenses	0.83%[7]	0.86%	0.99%[8]	7.86%[9]	15.29%[10]	18.98%[7,11,12]	1.08%[7]	1.11%	1.23%[8]	8.58%[9]	16.60%[10]	17.76%[7,11,12]

Total expenses excluding recoupment of past waived fees	0.83%[7]	0.85%	0.99%[8]	7.86%[9]	15.29%[10]	18.98%[7,11,12]	1.08%[7]	1.10%	1.23%[8]	8.58%[9]	16.60%[10]	17.76%[7,11,12]

Total expenses after fees waived and reimbursed	0.83%[7]	0.86%	0.89%[8]	0.75%[9]	0.75%[10]	0.75%[7,11]	1.08%[7]	1.11%	1.14%[8]	1.00%[9]	1.00%[10]	1.00%[7,11]

Net investment income	2.15%[7]	3.25%	3.65%[8]	3.97%[9]	4.25%[10]	3.72%[7,11]	1.88%[7]	2.93%	3.38%[8]	4.05%[9]	3.92%[10]	3.41%[7,11]

Supplemental Data
Net assets, end of period (000)	$608,610	$492,113	$154,543	$1,338	$1,105	$1,242	$466,822	$383,912	$178,933	$629	$224	$55

Portfolio turnover	5%	24%	14%	3%	30%	91%	5%	24%	14%	3%	30%	91%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%.

[10]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[12]

Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 20.47% and 20.53%, respectively.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	JANUARY 31, 2013

Financial Highlights (concluded)	BlackRock Global Dividend Income Portfolio

	Investor C
	Six Months Ended January 31, 2013		Year Ended July 31,						Period April 7, 2008[1] to July 31,
	(Unaudited)		2012	2011		2010		2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$10.06		$9.74	$8.67		$7.81		$9.54	$10.00

Net investment income[2]	0.06		0.21	0.26		0.26		0.22	0.09
Net realized and unrealized gain (loss)	0.65		0.30	0.98		0.81		(1.71)	(0.49)

Net increase (decrease) from investment operations	0.71		0.51	1.24		1.07		(1.49)	(0.40)

Dividends and distributions from:
Net investment income	(0.05)		(0.19)[3]	(0.17)[3]		(0.21)[3]		(0.24)[3]	(0.06)[3]
Net realized gain	—		(0.00)[3,4]	—		—		—	—

Total dividends and distributions	(0.05)		(0.19)	(0.17)		(0.21)		(0.24)	(0.06)

Net asset value, end of period	$10.72		$10.06	$9.74		$8.67		$7.81	$9.54

Total Investment Return[5]
Based on net asset value	7.12%	[6]	5.32%	14.40%		13.72%		(15.37)%	(3.98)%[6]

Ratios to Average Net Assets
Total expenses	1.83%	[7]	1.86%	1.95%	[8]	9.13%	[9]	19.54% [10]	20.18% [7,11,12]

Total expenses excluding recoupment of past waived fees	1.83%	[7]	1.85%	1.95%	[8]	9.13%	[9]	19.54% [10]	20.18% [7,11,12]

Total expenses after fees waived and reimbursed	1.83%	[7]	1.86%	1.88%	[8]	1.75%	[9]	1.75% [10]	1.75% [7,11]

Net investment income	1.14%	[7]	2.22%	2.69%	[8]	3.03%	[9]	3.00% [10]	2.72% [7,11]

Supplemental Data
Net assets, end of period (000)	$275,351		$240,822	$108,544		$141		$75	$19

Portfolio turnover	5%		24%	14%		3%		30%	91%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%.

[10]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[12]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 21.66%.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	35

Financial Highlights	BlackRock Multi-Asset Income Portfolio

	Institutional						Investor A
	Six Months Ended January 31, 2013	Year Ended July 31,				Period April 7, 2008[1] to July 31,	Six Months Ended January 31, 2013	Year Ended July 31,				Period April 7, 2008[1] to July 31,
	(Unaudited)	2012	2011	2010	2009	2008	(Unaudited)	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.54	$10.13	$9.26	$8.38	$9.63	$10.00	$10.53	$10.13	$9.25	$8.37	$9.63	$10.00

Net investment income[2]	0.25	0.53	0.32	0.39	0.42	0.15	0.23	0.50	0.29	0.37	0.39	0.14
Net realized and unrealized gain (loss)	0.51	0.28	0.90	0.85	(1.24)	(0.42)	0.51	0.28	0.91	0.85	(1.24)	(0.41)

Net increase (decrease) from investment operations	0.76	0.81	1.22	1.24	(0.82)	(0.27)	0.74	0.78	1.20	1.22	(0.85)	(0.27)

Dividends and distributions from:
Net investment income	(0.27)	(0.40)[3]	(0.35)[3]	(0.36)[3]	(0.43)[3]	(0.10)[3]	(0.25)	(0.38)[3]	(0.32)[3]	(0.34)[3]	(0.41)[3]	(0.10)[3]
Net realized gain	(0.00)[4]	—	—	—	—	—	(0.00)[4]	—	—	—	—	—

Total dividends and distributions	(0.27)	(0.40)	(0.35)	(0.36)	(0.43)	(0.10)	(0.25)	(0.38)	(0.32)	(0.34)	(0.41)	(0.10)

Net asset value, end of period	$11.03	$10.54	$10.13	$9.26	$8.38	$9.63	$11.02	$10.53	$10.13	$9.25	$8.37	$9.63

Total Investment Return[5]
Based on net asset value	7.26%[6]	8.22%	13.36%	15.06%	(8.18)%	(2.72)%[6]	7.12%[6]	7.89%	13.16%	14.82%	(8.50)%	(2.75)%[6]

Ratios to Average Net Assets
Total expenses	0.77%[7,8]	0.85%[9]	2.62%[10]	4.47%[11]	9.32%[10]	12.51%[8,12,13]	1.02%[7,8]	1.12%[9]	2.90%[10]	4.83%[11]	10.54%[10]	11.77%[8,12,13]

Total expenses after fees waived and reimbursed	0.55%[7,8]	0.55%[9]	0.55%[10]	0.55%[11]	0.55%[10]	0.55%[8,12]	0.80%[7,8]	0.80%[9]	0.80%[10]	0.80%[11]	0.80%[10]	0.80%[8,12]

Net investment income	4.55%[7,8]	5.10%[9]	3.24%[10]	4.29%[11]	5.29%[10]	4.64%[8,12]	4.27%[7,8]	4.73%[9]	2.89%[10]	4.11%[11]	5.05%[10]	4.33%[8,12]

Supplemental Data
Net assets, end of period (000) .	$690,776	$204,777	$2,848	$2,280	$1,697	$1,914	$638,829	$191,738	$2,817	$749	$251	$99

Portfolio turnover	52%	94%	11%	12%	32%	73%	52%	94%	11%	12%	32%	73%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[10]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.25%.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.29%.

[12]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%.

[13]

Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 13.45% and 13.61%, respectively.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	JANUARY 31, 2013

Financial Highlights (concluded)	BlackRock Multi-Asset Income Portfolio

	Investor C
	Six Months Ended January 31, 2013		Year Ended July 31,							Period April 7, 2008[1] to July 31,
	(Unaudited)		2012		2011		2010		2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$10.52		$10.13		$9.23		$8.36		$9.62	$10.00

Net investment income[2]	0.19		0.42		0.22		0.30		0.33	0.11
Net realized and unrealized gain (loss)	0.50		0.28		0.90		0.85		(1.24)	(0.40)

Net increase (decrease) from investment operations	0.69		0.70		1.12		1.15		(0.91)	(0.29)

Dividends and distributions from:
Net investment income	(0.21)		(0.31)[3]		(0.22)[3]		(0.28)[3]		(0.35)[3]	(0.09)[3]
Net realized gain	(0.00)[4]		—		—		—		—	—

Total dividends and distributions	(0.21)		(0.31)		(0.22)		(0.28)		(0.35)	(0.09)

Net asset value, end of period	$11.00		$10.52		$10.13		$9.23		$8.36	$9.62

Total Investment Return[5]
Based on net asset value	6.62%	[6]	7.10%		12.32%		13.91%		(9.14)%	(2.93)%[6]

Ratios to Average Net Assets
Total expenses	1.76%	[7,8]	1.85%	[9]	3.69%	[10]	5.54%	[11]	11.60% [10]	10.78% [8,12,13]

Total expenses excluding recoupment of past waived fees	1.76%	[7,8]	1.84%	[9]	3.69%	[10]	5.54%	[11]	11.60% [10]	10.78% [8,12,13]

Total expenses after fees waived and reimbursed	1.55%	[7,8]	1.55%	[9]	1.55%	[10]	1.55%	[11]	1.55% [10]	1.46% [8,12]

Net investment income	3.52%	[7,8]	3.99%	[9]	2.21%	[10]	3.36%	[11]	4.29% [10]	3.62% [8,12]

Supplemental Data
Net assets, end of period (000)	$559,508		$183,741		$2,387		$1,537		$795	$284

Portfolio turnover	52%		94%		11%		12%		32%	73%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[10]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.25%.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.29%.

[12]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%.

[13]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 13.32%.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2013	37

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Global Dividend Income Portfolio (“Global Dividend Income”) and BlackRock Multi-Asset Income Portfolio (“Multi-Asset Income”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as non-diversified. Multi-Asset Income generally will invest a portion of its assets in other registered investment companies, some of which may be managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. By owning shares of other registered investment companies, Multi-Asset Income indirectly invests, to varying degrees, in equity securities, fixed income securities and cash or money market instruments. In addition, the other registered investment companies may invest in derivatives. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global

38	BLACKROCK FUNDS II	JANUARY 31, 2013

Notes to Financial Statements (continued)

Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: Multi-Asset Income may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, Multi-Asset Income may have to subsequently reinvest the proceeds at lower interest rates. If Multi-Asset Income has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Multi-Asset Income may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Fred-die Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: Multi-Asset Income may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity which

BLACKROCK FUNDS II	JANUARY 31, 2013	39

Notes to Financial Statements (continued)

is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multi-Asset Income may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, Multi-Asset Income may not fully recoup its initial investment in IOs.

Participation Notes: Multi-Asset Income may invest in participation notes (“P-Notes”). P-Notes are promissory notes issued by banks or broker-dealers that are designed to offer Multi-Asset Income a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow Multi-Asset Income to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay to, or receive from, Multi-Asset Income the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by Multi-Asset Income as dividend income in the Statement of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Multi-Asset Income must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by Multi-Asset Income since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Equity-Linked Notes: Multi-Asset Income may invest in equity-linked notes to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, Multi-Asset Income purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, Multi-Asset Income will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The daily change in value is included in net change in unrealized appreciation/depreciation on investments in the Statements of Operations. Interest accruals are included in interest income in the Statements of Operations. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. Multi-Asset Income must rely on the creditworthiness of the issuer for its investment returns.

Capital Trusts: Multi-Asset Income may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: Multi-Asset Income may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the

40	BLACKROCK FUNDS II	JANUARY 31, 2013

Notes to Financial Statements (continued)

liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Multi-Asset Income may invest in floating rate loan interests. The floating rate loan interests Multi-Asset Income holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. Multi-Asset Income may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. Multi-Asset Income considers these investments to be investments in debt securities for purposes of its investment policies.

When Multi-Asset Income purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, Multi-Asset Income may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by Multi-Asset Income upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. Multi-Asset Income may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. Multi-Asset Income may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in Multi-Asset Income having a contractual relationship only with the lender, not with the borrower. Multi-Asset Income will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, Multi-Asset Income generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and Multi-Asset Income may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, Multi-Asset Income will assume the credit risk of both the borrower and the lender that is selling the Participation. Multi-Asset Income’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, Multi-Asset Income may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in Multi-Asset Income having a direct contractual relationship with the borrower, and Multi-Asset Income may enforce compliance by the borrower with the terms of the loan agreement.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts and options written), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

BLACKROCK FUNDS II	JANUARY 31, 2013	41

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. Dividends from net investment income are declared and paid at least quarterly for Global Dividend Income. Multi-Asset Income’s dividends from net investment income are declared daily and paid monthly. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a non-taxable return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended July 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge, or protect, their exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Funds bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as options written obligate the Funds and not the counterparty to perform. Counterparty risk related to exchange-traded options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

42	BLACKROCK FUNDS II	JANUARY 31, 2013

Notes to Financial Statements (continued)

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Options: Multi-Asset Income purchases and writes call and put options to increase or decrease their exposure to underlying instruments (including equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written).When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, Multi-Asset Income bears the risk of an unfavorable change in the value of the underlying instrument or the risk that Multi-Asset Income may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in Multi-Asset Income purchasing or selling a security at a price different from the current market value.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of January 31, 2013
	Asset Derivatives
		Global Dividend Income	Multi-Asset Income
	Statements of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$634,792	$95,212

Equity contracts	Net unrealized appreciation/depreciation[1]	—	250,470

Total		$634,792	$345,682

[1]	Includes options purchased at value as reported in the Schedule of Investments.

	Liability Derivatives
		Global Dividend Income	Multi-Asset Income
	Statements of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$5,178,466	$888,634

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended January 31, 2013
	Net Realized Gain (Loss) From
	Global Dividend Income	Multi-Asset Income

Foreign currency exchange contracts:
Foreign currency transactions	$(3,472,342)	$(531,498)
Equity contracts:
Options[2]	—	427,735

Total	$(3,472,342)	$(103,763)

[2]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

BLACKROCK FUNDS II	JANUARY 31, 2013	43

Notes to Financial Statements (continued)

	Net Change in Unrealized Appreciation/Depreciation on
	Global Dividend Income	Multi-Asset Income
Foreign currency exchange contracts:
Foreign currency translations.	$(6,415,563)	$(843,382)
Equity contracts:
Options[1]	—	(3,204,798)

Total	$(6,415,563)	$(4,048,180)

[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended January 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Global Dividend Income	Multi-Asset Income

Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	4	6
Average number of contracts - US dollars sold	2	2
Average US dollar amounts purchased	$156,421,604	$22,112,295
Average US dollar amounts sold	$80,200,459	$9,584,603
Options:
Average number of option contracts purchased	—	627
Average number of option contracts written	—	414[1]
Average notional value of option contracts purchased	—	$85,177,500
Average notional value of written option contracts	—	$51,750,000[1]

[1]	Actual contract amount shown due to limited activity.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on the average daily net assets that is attributable to each Fund’s direct investments in fixed income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates: 0.60% of the first $1 billion, 0.55% of the next $1 billion, 0.525% of the next $1 billion and 0.50% of the assets in excess of
$3 billion.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. How-

ever, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended January 31, 2013, the Manager waived $9,858 and $7,005 for Global Dividend Income and Multi-Asset Income, respectively.

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager, to serve as sub-advisor and with BlackRock Financial Management, Inc. (“BFM”), BlackRock Investment Management, LLC (“BIM”), BlackRock (Hong Kong) Limited (“BHK”), and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager, to serve as sub-advisors for Multi-Asset Income. The Manager pays BFM, BIM, BHK, BSL and BIL, as applicable, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Funds to the Manager.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	N/A
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders. For the six months ended January 31, 2013, Multi-Asset Income paid $22 to affiliates in return for these services, which are included in transfer agent — class specific in the Statements of Operations

For the six months ended January 31, 2013, the following table shows the class specific service and/or distribution fees borne directly by each class of each Fund:

	Investor A	Investor C	Total
Global Dividend Income	$522,534	$1,277,438	$1,799,972
Multi-Asset Income	$456,204	$1,665,362	$2,121,566

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

44	BLACKROCK FUNDS II	JANUARY 31, 2013

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2013, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Global Dividend Income	$2,439	$3,491	$1,804	$7,734
Multi-Asset Income	$581	$1,212	$1,459	$3,252

For the six months ended January 31, 2013, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Global Dividend Income	$216,867	$179,801	$109,060	$505,728
Multi-Asset Income	$74,702	$85,697	$80,699	$241,098

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations. For the six months ended January 31, 2013, the Funds paid the following to the Manager in return for these services, which are included in administration, administration —class specific, administration fees waived and administration fees waived — class specific in the Statements of Operations:

Global Dividend Income	$401,851
Multi-Asset Income	$235,092

For the six months ended January 31, 2013, the following table shows the administration fees — class specific borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Global Dividend Income	$64,775	$52,253	$31,936	$148,964
Multi-Asset Income	$48,210	$45,188	$41,537	$134,935

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The expense limitation as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C
Global Dividend Income	2.00%	2.25%	3.00%
Multi-Asset Income	1.55%	1.80%	2.55%

This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the Independent Trustees.

In addition, the Manager has also contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The expense limitation as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C
Global Dividend Income	1.00%	1.25%	2.00%
Multi-Asset Income	0.55%	0.80%	1.55%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2013 unless approved by the Board, including a majority of Independent Trustees.

These amounts waived or reimbursed are included in fees waived by Manager and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific in the Statements of Operations. For the six months ended January 31, 2013, the Manager waived $867,462 of investment advisory fees for Multi-Asset Income, which is included in fees waived by Manager. Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived
	Institutional	Investor A	Investor C	Total
Multi-Asset Income	$48,210	$45,188	$41,537	$134,935

Transfer Agent Fees Waived
	Institutional	Investor A	Investor C	Total
Multi-Asset Income	$581	$1,212	$1,459	$3,252

Transfer Agent Fees Reimbursed
	Institutional	Investor A	Investor C	Total
Multi-Asset Income	$71,782	$66,631	$36,366	$174,779

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses

BLACKROCK FUNDS II	JANUARY 31, 2013	45

Notes to Financial Statements (continued)

reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended January 31, 2013, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Funds:

	Institutional	Investor A	Investor C	Total
Global Dividend Income	$124	$45	$39	$208

On January 31, 2013, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires July 31,
	2013	2014	2015
Global Dividend Income
Fund Level	$54,684	—	—
Institutional	$4,995	—	—
Investor A	$3,773	—	—
Investor C	$1,376	—	—
Multi-Asset Income
Fund Level	$124,179	$321,646	$867,462
Institutional	$1,354	$52,557	$120,573
Investor A	$2,546	$47,462	$113,031
Investor C	—	$38,989	$79,362

For the six months ended January 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Global Dividend Income	$56,784
Multi-Asset Income	$390,467

For the six months ended January 31, 2013, affiliates received CDSCs as follows:

	Investor A	Investor C
Global Dividend Income	$15,239	$26,321
Multi-Asset Income	$14,396	$67,841

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer which is included in officer and trustees in the Statements of Operations.

4. Investments:

Purchases and sales of investments including paydowns and excluding short-term securities for the six months ended January 31, 2013, were as follows:

	Purchases	Sales
Global Dividend Income	$221,020,897	$61,341,389
Multi-Asset Income	$1,882,461,933	$593,916,199

Transactions in options written for the six months ended January 31, 2012, were as follows:

	Multi-Asset Income
	Calls
	Contracts	Premiums Received
Outstanding options, at beginning of period	—	—
Options written	(828)	$(1,471,332)
Options closed	828	1,471,332

Outstanding options, at end of period.	—	—

5. Income Tax Information:

As of July 31, 2012, Global Dividend Income had a capital loss carryfor-ward available to offset future realized capital gains of $1,390,090. This capital loss carryforward has no expiration date.

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Global Dividend Income	Multi-Asset Income
Tax cost	$1,202,963,639	$1,886,079,401

Gross unrealized appreciation	$181,371,743	$71,268,288
Gross unrealized depreciation	(8,625,945)	(11,565,620)

Net unrealized appreciation	$172,745,798	$59,702,668

6. Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement had the following terms: a commitment fee of 0.065% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2011. The credit agreement, which expired in November 2012, was renewed with the same terms until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Funds’

46	BLACKROCK FUNDS II	JANUARY 31, 2013

Notes to Financial Statements (continued)

pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2012. The Funds did not borrow under the credit agreement during the six months ended January 31, 2013.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2013, Global Dividend Income invested a substantial amount of its assets in issuers located in a single country or a limited number of countries. When Global Dividend Income concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance.

Global Dividend Income invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. As of January 31, 2013, these events have adversely affected the exchange rate of the Euro and may continue to spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of Global Dividend Income’s investments.

As of January 31, 2013, Multi-Asset Income invested a significant portion of its assets in securities in fixed income funds. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the fixed income funds would have a greater impact on Multi-Asset Income and could affect the value, income and/or liquidity of positions in such securities.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2013		Year Ended July 31, 2012
Global Dividend Income	Shares	Amount	Shares	Amount
Institutional
Shares sold	15,856,619	$165,431,870	46,256,813	$443,481,896
Shares issued in reinvestment of dividends and distributions	343,510	3,575,274	776,654	7,631,525
Shares redeemed	(8,417,633)	(87,172,250)	(14,247,482)	(137,326,471)

Net increase	7,782,496	$81,834,894	32,785,985	$313,786,950

Investor A
Shares sold	10,175,919	$105,377,139	31,743,951	$301,719,980
Shares issued in reinvestment of dividends and distributions	332,115	3,446,282	808,322	7,896,737
Shares redeemed	(5,156,752)	(53,184,610)	(12,871,052)	(124,198,892)

Net increase	5,351,282	$55,638,811	19,681,221	$185,417,825

BLACKROCK FUNDS II	JANUARY 31, 2013	47

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2013		Year Ended July 31, 2012
Global Dividend Income (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	3,960,887	$40,846,601	15,679,074	$148,794,410
Shares issued in reinvestment of dividends and distributions	115,039	1,187,437	348,635	3,404,849
Shares redeemed	(2,329,109)	(23,858,477)	(3,236,362)	(30,984,830)

Net increase	1,746,817	$18,175,561	12,791,347	$121,214,429

Total Net Increase	14,880,595	$155,649,266	65,258,553	$620,419,204

Multi-Asset Income
Institutional
Shares sold	45,685,054	$494,767,778	23,162,163	$238,649,133
Shares issued in reinvestment of dividends and distributions	638,789	6,915,423	184,360	1,911,969
Shares redeemed	(3,109,332)	(33,690,446)	(4,200,985)	(43,914,715)

Net increase	43,214,511	$467,992,755	19,145,538	$196,646,387

Investor A
Shares sold	42,173,864	$455,981,138	18,524,169	$192,375,415
Shares issued in reinvestment of dividends and distributions	685,942	7,417,773	193,375	2,001,741
Shares redeemed	(3,075,311)	(33,252,625)	(784,388)	(8,132,859)

Net increase	39,784,495	$430,146,286	17,933,156	$186,244,297

Investor C
Shares sold	34,097,936	$367,985,374	17,553,796	$181,904,332
Shares issued in reinvestment of dividends and distributions	496,095	5,353,820	147,078	1,520,492
Shares redeemed	(1,209,651)	(13,044,414)	(463,533)	(4,750,847)

Net increase	33,384,380	$360,294,780	17,237,341	$178,673,977

Total Net Increase	116,383,386	$1,258,433,821	54,316,035	$561,564,661

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	BLACKROCK FUNDS II	JANUARY 31, 2013

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock International Limited1,2

Edinburgh, Scotland EH3 8JB

BlackRock Financial Management, Inc.2

New York, NY 10055

BlackRock Investment Management, LLC2

Princeton, NJ 08540

BlackRock (Hong Kong) Limited2

Hong Kong

BlackRock (Singapore) Limited2

079912 Singapore

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

1For Global Dividend Income.

2For Multi-Asset Income.

BLACKROCK FUNDS II	JANUARY 31, 2013	49

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

50	BLACKROCK FUNDS II	JANUARY 31, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	JANUARY 31, 2013	51

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Global Allocation Fund	2015	2040	Retirement	2040
BlackRock Managed Volatility Portfolio	2020	2045	2020	2045
BlackRock Multi-Asset Income Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Real Return Fund	2030	2055	2030	2055
BlackRock Strategic Risk Allocation Fund	2035		2035

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

52	BLACKROCK FUNDS II	JANUARY 31, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

INCOME-1/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: April 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: April 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: April 3, 2013

3